N-2	Feb. 20, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002078301
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-289054
Investment Company Act File Number	811-24110
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	Capital Group KKR U.S. Equity+
Entity Address, Address Line One	6455 Irvine Center Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618-4518
City Area Code	213
Local Phone Number	486-9200
Approximate Date of Commencement of Proposed Sale to Public	Feb. 20, 2026
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses (fees paid directly from your investment)
Share class:	A	A-2	A-3	F-2	F-3	R-6
Maximum initial sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none[1]	none[1]	none[1]	none
Maximum deferred sales charge (load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	1.00[2]	2.00[3]	none	none	none	none
Repurchase fee (as a percentage of amount repurchased)	none	none	none	none	none	none

[1] While neither the fund nor the distributor imposes an initial sales charge, if you buy the shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information.

[2] Investments in Class A shares of $1,000,000 or more will be subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are repurchased within 18 months of purchase.

[3] Investments in Class A-2 shares of $750,000 or more will be subject to a 2.00% contingent deferred sales charge ("CDSC") if the shares are repurchased within 12 months of purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual fund operating expenses (as a percentage of net assets attributable to shares)
Share class:	A	A-2	A-3	F-2	F-3	R-6
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees	0.30	0.55	0.75	none	none	none
Other expenses[1]	0.42	0.45	0.45	0.43	0.30	0.30
Acquired (underlying) fund fees and expenses[1,2,3,4]	0.14	0.14	0.14	0.14	0.14	0.14
Total annual fund operating expenses[4]	1.21	1.49	1.69	0.92	0.79	0.79
Fee waiver and expense reimbursement[5,6]	0.16	0.16	0.16	0.16	0.16	0.16
Total annual fund operating expense after fee waiver and expense reimbursement	1.05	1.33	1.53	0.76	0.63	0.63

[1] Based on estimated amounts for the current fiscal year.

[2] Includes estimated fees and expenses of co-investments sourced by KKR in which the fund invests. Such fees and expenses include a fixed fee of 1.25% of net assets and other operating expenses relating to the fund’s co-investments. The amount shown does not include any carried interest that is calculated upon the realization and/or distribution of gains as such fees for a particular period may be unrelated to the cost of investing in such co-investments. Carried interest is paid for each co-investment upon the realization and/or distribution of gains, in an amount equal to 15% of net profits, subject to a 5% hurdle. When carried interest is accrued, the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees. Carried interest associated with the fund’s co-investments and its impact on fund returns will vary over time.

[3] Includes the fees charged by one or more affiliated registered investment companies in which the fund invests.

[4] Amount shown does not include the fees and expenses of K-PEC in which the fund invests. K-PEC is a holding company that seeks to acquire, own and control portfolio companies. For investments in K-PEC's Class I units in which the fund invests, K-PEC charges an annual management fee of 1.25% of net assets, performance participation allocations in an amount equal to 15% of net profits, subject to a 5% hurdle, as well as other operating expenses. Based on recent K-PEC filings, which are publicly available on the SEC's EDGAR website, the investment adviser estimates K-PEC's operating expenses for the current fiscal year of the fund to be 0.35-0.45% of K-PEC's net assets, excluding the management fee and performance participation allocations. These fees and expenses will reduce the net realized returns of the fund’s investments in K-PEC, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees and expenses. Performance participation allocations associated with the fund’s investments in K-PEC and their impact on fund returns will vary over time.

[5] The investment adviser has agreed to reimburse the fund to the extent that the fund’s offering and operating expenses, calculated and reimbursed on a class-by-class basis and exclusive of (i) the advisory fee and administrative services fee; (ii) distribution or shareholder servicing fees and expenses (whether paid pursuant to a Rule 12b-1 plan or otherwise); (iii) transfer agency (including any sub-transfer agency or recordkeeping) fees; (iv) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and legal costs, as well as portfolio transaction and other investment-related costs when incurred with respect to investments that are not consummated); (v) interest expense and other financing costs (including, to avoid doubt, any costs associated with the fund's issuance, offering, redemption and maintenance of commercial paper, preferred securities or other instruments for the purpose of incurring leverage); (vi) taxes; (vii) acquired fund fees and expenses and any other fees and/or expenses of the underlying funds in which the fund invests; (viii) litigation (including potential litigation) and indemnification expenses; (ix) judgments; and (x) extraordinary expenses (as determined in the discretion of the investment adviser) (the fund’s offering and operating expenses subject to such exclusions, the “Specified Expenses”), exceed 0.12% of the average daily net assets of such class (the “Expense Limit”). The investment adviser (and not the fund) has agreed to bear the organizational and initial offering expenses incurred with respect to the fund.

If, in any month in which this agreement to reimburse is in effect, the estimated annualized Specified Expenses for that month are less than the Expense Limit, the investment adviser is entitled to reimbursement by the fund of any portion of the amounts they waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, but only to the extent that the fund's estimated annualized Specified Expenses in respect of a share class are less than, for such month, the lower of the Expense Limit or any other expense limitation rate then in effect with respect to the share class, and provided that such amount paid to the investment adviser will not, in any event, exceed the total Reimbursement Amount or include any amounts previously reimbursed to the investment adviser. The Reimbursement Amount for a class of shares will not cause applicable fund expenses in respect of that class to exceed the Expense Limit either (i) at the time of the reimbursement or (ii) at the time of the recapture. This agreement to reimburse will be in effect for one year from the initial effective date of this registration statement. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Only the board of the fund may terminate this agreement to reimburse prior to the expiration of its term upon written notice to the investment adviser.

[6] The investment adviser has agreed to waive its advisory fee in an amount equal to the advisory fees and other operating expenses paid by the fund in respect of fund assets invested in an affiliated fund. This waiver will be in effect for one year from the initial effective date of this registration statement. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time. Only the board of the fund may terminate this waiver prior to the expiration of its term upon written notice to the investment adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example The following example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The example illustrates the expenses that you would pay on a $1,000 investment in shares, assuming a 5% annual return, and takes into account the fund’s contractual advisory fee waiver described in the fee table above for the first year.

Share class:	A	A-2	A-3	F-2	F-3	R-6
1 year	$68	$48	$16	$8	$6	$6
3 years	92	79	52	28	24	24
5 years	119	112	90	49	42	42
10 years	194	205	198	112	96	96

The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at net asset value. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and Total Annual Fund Operating Expenses thereafter. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of the fund’s shares, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in PPS Funds and/or the American Funds (collectively, the “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 69 of the prospectus and on page 63 of the fund’s statement of additional information.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment objective – The fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the fund will achieve its investment objective, and you may lose money by investing in the fund. The fund’s investment objective is not a fundamental policy and may be changed by a vote of the fund’s board, without shareholder approval.

Investment strategies – The fund seeks to achieve its investment objective by investing in both publicly traded and private equity securities that the investment adviser believes have the potential for appreciation. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of companies in the United States. This policy is subject to change only upon 60 days’ prior written notice to shareholders.

The fund generally expects to invest approximately 60% of its net assets in publicly traded equity securities and approximately 40% of its net assets in private equity securities.

With respect to the fund’s investments in publicly traded equity securities, the fund expects to invest primarily in the securities of large and mid-capitalization issuers; however, it may also invest in smaller issuers.

The fund will normally invest in private equity securities pursuant to two primary strategies: (i) investments in KKR Private Equity Conglomerate LLC (“K-PEC”) and (ii) co-investments alongside K-PEC or one or more other KKR Vehicles that pursue private equity strategies. K-PEC is a limited liability company under the laws of the state of Delaware and is a holding company that primarily seeks to acquire, own and control portfolio companies through joint ventures with the objective of generating attractive risk-adjusted returns and achieving medium-to-long-term capital appreciation. The fund expects to invest in K-PEC through K-PEC's continuous private offering of its limited liability company units on a monthly basis. Normally, the fund expects to invest approximately 30% of its net assets in K-PEC and approximately 10% of its net assets in co-investments. The fund may also attain exposure to private equity securities through investments in one or more other KKR Vehicles that pursue private equity strategies.

The fund’s allocations between public and private equity securities, as well as the fund’s allocations between investments in K-PEC and co-investments, may fluctuate, at times significantly and/or for an extended period, depending on various factors, including market and economic conditions, appreciation or depreciation of portfolio holdings, availability of private equity investment opportunities, and fund subscription and repurchase activity.

For purposes of the fund’s investment strategies, including the fund’s 80% investment policy, “equity securities” include, but are not limited to, (i) direct investments in publicly traded or privately traded equity interests of companies, including, but not limited to, common stocks, preferred stocks, and depositary receipts and securities convertible or exchangeable for common stock, preferred stock, or depositary receipts; (ii) investments and co-investments in various types of operating companies, holding companies and business ventures, including partnerships and business development companies, through the acquisition of equity or equity-like securities or interests in special purpose vehicles that acquire the securities of privately-owned companies; (iii) indirect investments in equity of companies through investing in other vehicles, including alternative investment funds and exchange-traded funds, partnerships, limited liability companies, operating companies, and/or holding companies that invest directly or indirectly in public or private equity securities or similar interests; and (iv) derivative or other synthetic instruments with economic characteristics similar to equity securities.

In addition, in determining whether an investment is made in a particular country or geographic region, including for purposes of the fund’s 80% investment policy, the fund’s investment adviser will generally look to, in the case of equity securities, the domicile of the issuer, based on the determination of MSCI. In certain circumstances (including, but not limited to, when relevant data is unavailable or the nature of a holding warrants special considerations), the investment adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

For the avoidance of doubt, the fund’s investment in K-PEC and the fund’s co-investments are deemed to be equity securities, and the fund’s investment in K-PEC, and any co-investments providing investment exposure to issuers domiciled in the United States, are deemed to be investments in companies in the United States.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, while the fund may invest in any industry or sector, the fund intends to invest meaningfully in one or more KKR Vehicles and, in effect, concentrate in the financial services group of industries (as defined above) by investing more than 25% of its total assets in the securities of companies that are principally engaged in such industries. For purposes of this investment policy, the fund’s investment in K-PEC is deemed to be an investment in the financial services group of industries.

KKR Private Equity Conglomerate LLC (K-PEC)

K-PEC is a holding company that primarily seeks to acquire, own and control portfolio companies with the objective of generating attractive risk-adjusted returns and achieving medium-to-long-term capital appreciation through joint ventures (“Joint Ventures”). K-PEC has been established by KKR as the flagship conglomerate to own and control Joint Ventures that, directly or indirectly, own majority and/or primarily controlling stakes in portfolio companies, and to a lesser extent, Joint Ventures that own influential yet non-controlling stakes in portfolio companies.

K-PEC currently owns, and expects to own in the future, all or substantially all of its Joint Venture interests in portfolio companies directly or indirectly through K-PEC Holdings LLC and any similar wholly-owned holding company formed in the future to acquire, own and control portfolio companies (the “Operating Subsidiaries”). In turn, each Operating Subsidiary holds interests in portfolio companies and Joint Ventures, including through one or more corporations, limited liability companies or limited partnerships. K-PEC expects that most of its Joint Ventures will own a majority of, and/or have primary control over, the underlying portfolio company. K-PEC and the applicable KKR Vehicle will hold the interests in each portfolio company as co-general partners of the relevant Joint Venture, but the relative economic interests in such Joint Venture will vary from acquisition to acquisition. K-PEC enters into these types of Joint Ventures with a long term, hands-on operational perspective in mind. In limited circumstances, K-PEC may also invest some portion of its capital into portfolio companies through vehicles it does not control (such as investing into an acquisition vehicle as a limited partner rather than as a general partner). K-PEC may also form a Joint Venture with respect to an existing portfolio company of a KKR Vehicle. K-PEC may also opportunistically acquire a limited amount of indirect exposure to multiple portfolio companies by acquiring interests in multi-asset vehicles controlled by an investment manager (“commingled funds”), which may include newly formed funds and certain “continuation vehicles.” K-PEC may invest into vehicles managed by an affiliate of KKR or it may invest into vehicles managed by third parties, primarily through secondary transactions with existing limited partners but also through direct subscription with the sponsor(s) of such vehicles. K-PEC’s acquisition strategy may also include equity-like investments in preferred and/or structured equity securities as well as opportunistic credit and debt strategies.

The Joint Ventures focus on acquiring geographically diversified portfolio companies that operate principally in the following business lines: Business & Financial Services; Consumer & Retail; Healthcare; Impact; Industrials; and Technology, Media & Telecommunications. K-PEC intends to own and control portfolio companies in the geographies where KKR is active, including North America, Europe and Asia Pacific. Over time, K-PEC expects to acquire portfolio companies that generate attractive risk-adjusted returns.

K-PEC expects that, in the ordinary course, its acquisitions of portfolio companies, whether made through Joint Ventures or, to a lesser extent, other acquisition strategies, will make up approximately 80% of its assets. K-PEC typically controls its Joint Ventures as a general partner of such Joint Ventures and expects that the large majority of its Joint Ventures (when measured by value) will either majority-own or primarily control their respective underlying portfolio companies. Additionally, K-PEC expects that up to 20% of its assets will consist of cash and cash equivalents, U.S. Treasury securities, U.S. government agency securities, municipal securities, other sovereign debt, investment grade credit, and other investments including high yield credit, asset-backed securities, mortgage backed securities, collateralized loan obligations, leveraged loans and/or debt of companies or assets (which may include (i) securities or loans of KKR portfolio companies and/or (ii) funds invested in any of the foregoing managed by KKR or affiliates thereof) in each case in order to provide K-PEC with income, to facilitate capital deployment and to provide a potential source of liquidity. Additionally, (a) no more than 5% of K-PEC’s assets will consist of interests in “blind pools,” which are vehicles where the future investments of the vehicle are not disclosed at the time of investment, and (b) no more than 10% of its assets will consist of publicly traded equity securities (not including any portfolio company that becomes publicly traded during the term of its ownership or acquisitions in connection with take-private transactions).

K-PEC seeks to participate in Joint Ventures that acquire businesses across the spectrum in terms of size and stage of maturity and geography. Pursuant to K-PEC’s acquisition strategy, K-PEC intends to leverage KKR’s industry leading institutional private equity platform to source acquisition opportunities. K-PEC seeks to form Joint Ventures with all current and future KKR Vehicles across its private equity strategies (each, a “Private Equity Strategy”):

· Traditional Private Equity: KKR’s traditional private equity strategy seeks to acquire controlling stakes or positions of influence in high-quality companies with attractive growth prospects, overlaying KKR’s regional coverage model with teams of sector specialists. Investing globally, KKR focuses on opportunities where KKR believes the value of the business can be enhanced through its active involvement. KKR seeks to add value to those companies by helping them grow their top line and expand EBITDA margins through increased operational efficiency.

· Middle Market: KKR’s middle market strategy seeks to marry KKR’s well-honed private equity investment process with a dedicated team to pursue established companies that are smaller than those targeted by KKR’s traditional private equity funds and exhibit strong potential for growth and operational improvement.

· Core Equity: KKR’s core equity strategy seeks to invest in mature, industry-leading companies with a lower volatility profile, longer duration, and lower risk profile than those targeted by KKR’s traditional private equity funds. The core equity strategy focuses on opportunities with attractive risk-adjusted returns and significant expected NAV appreciation and compounding over a long-term horizon.

· Growth Equity: KKR’s growth equity strategies seek to leverage KKR’s expertise to offer capital and strategic solutions to growing companies in the Technology, Media, and Telecom and Health Care sectors. These strategies seek to capitalize on attractive opportunities to invest in companies seeking equity checks which are too small to meet the investment strategies of KKR’s traditional private equity funds and primarily minority stakes in companies which feature commercial or operational risk rather than technological or scientific risk. KKR believes that digital transformation is creating significant tech growth opportunities and challenges across all industries and geographies. Moreover, KKR believes that the health sector is underpinned by strong fundamentals over time and through multiple cycles with continued rewards for medical innovation for new products, services, and care delivery models. KKR’s growth equity strategy will represent a limited proportion of K-PEC’s acquisitions. For these types of deals, K-PEC will seek opportunities primarily in the U.S. and Europe (including Israel), and will have a flexible approach to transaction, ownership and corporate structures across companies in both the private and public markets.

· Global Impact: KKR’s global impact strategy seeks to acquire small-to-medium sized businesses across the Americas, Europe and Asia that contribute toward one or more of the United Nations Sustainable Development Goals. By leading with this commercial focus, KKR aims to generate private equity returns, while driving positive impact to the United Nations Sustainable Development Goals within four solutions-oriented themes: Climate Action, Lifelong Learning, Sustainable Living and Inclusive Growth. This strategy pursues traditional private-equity approaches for accessing the opportunity set including: change of control acquisitions, minority partnerships with influence, industry build-ups and growth equity.

K-PEC operates its business in a manner intending for it to be excluded from the definition of an “investment company” under the 1940 Act.

The fund expects to invest in Class I units of K-PEC at the transactional net asset value and on the same terms as other K-PEC unitholders. The fund will incur management fees, performance participation allocations and other fees and expenses in connection with its investment in K-PEC. These fees and expenses are reflected in the NAV of K-PEC units at time of purchase. As a result, such fees and expenses will reduce the net realized returns of the fund’s investments in K-PEC, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees and expenses. The fund will not hold voting units of K-PEC and will not have any rights, powers or preferences with respect to determining the number of directors constituting the entire board of directors or the appointment, election, or removal of any directors or officers of K-PEC.

The fund’s investment in K-PEC is an illiquid investment that may only be redeemed, if at all, during quarterly share repurchases that K-PEC makes to its unitholders and that are limited to no more than 5% of K-PEC’s aggregate NAV per quarter. K-PEC may choose to repurchase fewer units than have been requested in a particular quarter to be repurchased or none at all, in its discretion, and may also modify or suspend its share repurchase plan. K-PEC units that are repurchased within 24 months of their original issue date are subject to an early repurchase fee of 5.0% of the net asset value of such units.

The investment adviser maintains sole investment discretion as to whether, and to what extent, the fund will invest in K-PEC. KKR does not furnish investment advice to the investment adviser or the fund with respect to such investments. The investment adviser seeks to monitor the performance of K-PEC. K-PEC is managed on behalf of all of its investors and not for the fund specifically.

KKR provides distribution payments to the fund’s distributor, Capital Client Group, Inc., in connection with investments by certain funds and accounts managed by Capital Research and Management Company or its affiliates, including the fund (collectively, the “Capital Group Entities”) in KKR-sponsored investments, including K-PEC, other KKR Vehicles and KKR-sourced co-investments. As it relates to the fund, these payments are determined by the collective amount the fund invests in such KKR-sponsored investments and are calculated as a revenue share of the fees and performance allocations received by KKR from such investments. This may create an incentive for the investment adviser to allocate a greater portion of the fund’s assets to K-PEC, other KKR Vehicles and KKR-sourced co-investments, even when it may conflict or appear to conflict with the fund’s and shareholders’ interests, and may create a disincentive for the investment adviser to attempt to negotiate lower fees on such investments. See “Conflicts of interest” in the SAI for additional information.

The investment strategies and guidelines of K-PEC described above are as of the date of this prospectus and are subject to change. For additional information, investors should consult K-PEC’s most recent Form 10-K and other filings, which are publicly available on the SEC’s public EDGAR website under “KKR Private Equity Conglomerate LLC”.

Neither KKR nor any of its affiliates serves as sponsor, promoter, investment adviser, sub-adviser, underwriter or affiliate to the fund.

Co-Investments

The fund expects to invest in private equity securities pursuant to co-investment opportunities together with K-PEC, and possibly other KKR Vehicles, in some or all of K-PEC’s investment opportunities and other private equity investment opportunities sourced and offered by KKR and its affiliates.

The variety and types of co-investments that the fund may participate in may include investments in each Private Equity Strategy engaged in by K-PEC, including traditional private equity, middle market, core equity, growth equity, and global impact, as well as additional co-investment opportunities offered by KKR.

Co-investment opportunities may not be allocated pro rata across third-party co-investors, as applicable (together with the fund, “Co-Investors”). There can be no assurances that any particular Co-Investors, including the fund, will be given the opportunity to participate in any co-investment opportunities and certain investors could potentially receive a disproportionate amount of co-investment opportunities. Certain Co-Investors participating in a co-investment opportunity offered by KKR with K-PEC could invest on different (and more favorable) terms than those applicable to the fund and have interests or requirements that conflict with and adversely impact the fund. KKR and/or its affiliates may acquire a portion of a co-investment with an expectation to sell the investment prior to the time KKR and its affiliates sell the portfolio company underlying the co-investment (a “Reserved Co-Investment"). The fund may acquire Reserved Co-Investments in addition to participating in new co-investment opportunities sourced by KKR and its affiliates.

The fund will incur fees for co-investments, which may include a fixed fee for sourcing, administration, monitoring and oversight of co-investments, as well as other operating expenses, including administrative and professional fees and expenses. The fund may also incur an incentive fee, also known as carried interest. Carried interest is accrued in the net asset value of the fund’s co-investments and is paid as a percentage of the realized gains when a co-investment delivers realized returns in excess of a specified hurdle. Carried interest will adversely affect the value of the fund’s co-investments, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees.

The fund typically bears its share of fees, costs and expenses (including any broken-deal expenses) related to the discovery, investigation, development, acquisition or consummation, ownership, maintenance, monitoring and hedging of its co-investments.

The fund’s investments in co-investments are illiquid investments that are generally intended to be held by the fund over the medium-to-longer term and until realization. The fund will generally rely on KKR and its affiliates to sell the portfolio company underlying a co-investment in order to realize such co-investment, and the investment adviser may have little to no opportunities to otherwise sell such co-investments.

The investment adviser maintains sole investment discretion as to whether, and to what extent, the fund will invest in co-investment opportunities sourced by KKR and its affiliates. KKR does not furnish investment advice to the investment adviser or the fund with respect to such investments. The investment adviser seeks to monitor the performance of co-investments held by the fund and developments at the individual portfolio companies in such co-investments.

KKR provides distribution payments to the fund’s distributor, Capital Client Group, Inc., in connection with investments by certain funds and accounts managed by Capital Research and Management Company or its affiliates, including the fund (collectively, the “Capital Group Entities”) in KKR-sponsored investments, including K-PEC, other KKR Vehicles and KKR-sourced co-investments. As it relates to the fund, these payments are determined by the collective amount the fund invests in such KKR-sponsored investments and are calculated as a revenue share of the fees and performance allocations received by KKR from such investments. This may create an incentive for the investment adviser to allocate a greater portion of the fund’s assets to K-PEC, other KKR Vehicles and KKR-sourced co-investments, even when it may conflict or appear to conflict with the fund’s and shareholders’ interests, and may create a disincentive for the investment adviser to attempt to negotiate lower fees on such investments. See “Conflicts of interest” in the SAI for additional information.

Neither KKR nor any of its affiliates serves as sponsor, promoter, investment adviser, sub-adviser, underwriter or affiliate to the fund.

Other Investment Strategies

In addition to investing in private equity securities by way of investments in K-PEC and co-investments with K-PEC or one or more other KKR Vehicles that pursue private equity strategies, the fund may also attain exposure to private equity securities through investments in one or more other KKR Vehicles that pursue private equity strategies.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and repurchases of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. Under normal circumstances, it is generally not expected that the fund will hold more than 20% of its net assets in such instruments. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations, including in respect of repurchases.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Affiliated Underlying Funds”) to more effectively invest in a broad set of securities in a specific asset class such as money market instruments, bonds and other securities or to invest cash reserves in the equity markets, including by investing in an affiliated ETF. Shares of certain Affiliated Underlying Funds are only offered for purchase to the investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the investment adviser and its affiliates (“Central Funds”). Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. To the extent an Affiliated Underlying Fund charges a management fee, such fee is expected to be waived by the investment adviser in respect of the fund’s investments in such underlying fund. The investment results of the portions of the fund’s assets invested in an Affiliated Underlying Fund will be based upon the investment results of such underlying fund.

Investment process — The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments, including decisions as to overall portfolio construction and the relative allocation of fund assets to public and private equities. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. As it relates to publicly traded equities, the investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of general economic conditions and various quantitative measures and meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser seeks to reallocate the fund’s portfolio to opportunistically emphasize those investments, categories of investments and sector and geographic exposures believed to be best suited to contribute to the achievement of the fund’s investment objective under the market conditions existing at the time of investment.

The investment adviser’s decisions relating to investments in K-PEC or other KKR Vehicles and co-investments will be based primarily on portfolio construction considerations and whether such investments are consistent with, and are expected to help the fund achieve, the fund’s investment objective and strategies. Portfolio construction considerations refer to key factors evaluated by the investment adviser in seeking a mix of investments in the fund’s portfolio that aligns with the fund’s objective while managing portfolio risks. Such factors include, but are not limited to, asset allocation; diversification; industry, sector and geographic exposure; valuation; investment style (such as value and growth); liquidity; and thematic investment considerations. The investment adviser’s consideration of an investment decision in light of such factors will be informed by publicly available information (including information contained in periodic reports of K-PEC or other KKR Vehicles, as applicable, filed with the SEC) and other limited information provided by KKR (such as an issuer’s sector, industry, geography, valuation and investment style, in the case of co-investments). As it relates to the fund’s co-investments, the investment adviser does not conduct independent diligence; rather, the investment adviser will make investment decisions based on the investment diligence conducted by KKR and its affiliates which, based on the facts and circumstances applicable to the portfolio company, might entail evaluation of important and complex business, financial, tax, accounting, legal and other issues as well as ongoing portfolio monitoring. The investment adviser does not generally expect to supplement or independently verify the information provided by KKR or its affiliates relating to co-investment opportunities. KKR will not, however, provide to the fund or the investment adviser any investment advice regarding K-PEC or other KKR Vehicles or co-investment opportunities. See “Principal risks - Investing in KKR co-investment opportunities” for additional details regarding the investment process for co-investments.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument, or on the issuer’s or instrument’s ability to create or preserve economic value. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to the fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Other investment information

Illiquid securities To the extent consistent with the liquidity requirements applicable to interval funds under Rule 23c-3 under the 1940 Act, the fund may invest without limit in illiquid securities.

Temporary and defensive strategies The fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the fund from achieving its investment objective. In addition, subject to applicable law, the fund may, in the investment adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment by the fund in other securities, in order to fund anticipated repurchases, expenses of the fund or other operational needs, or otherwise. See “Use of proceeds.”

Except as otherwise indicated, the fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. Fundamental policies contained in the SAI may not be changed without shareholder approval. See “Fundamental Policies” in the SAI for more information about the fund’s fundamental policies.

There can be no assurance that the fund’s investment program will be successful, that the objective of the fund will be achieved or that the fund’s portfolio design and risk management strategies will be successful.

Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the fund.

Risk Factors [Table Text Block]

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of Investing in the Fund

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund the fund’s investments in K-PEC and any investments in the equity and/or debt of private companies may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; the imposition of tariffs and other trade restrictions; levels of public debt and deficits and related reductions in credit ratings; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of underlying investments, including allocations to K-PEC and to individual co-investment opportunities, as well as the relative allocation of the fund’s assets to public and private equity investments could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in K-PEC or other KKR Vehicles and co-investments and incurs expenses related to such investments. Investors in the fund will also incur fees in connection with certain expenses related to the operations of the fund. Additionally, the investment adviser expects to access private equity opportunities from KKR without considering the universe of other available third-party investment vehicles. This means that the fund’s investment adviser does not, nor does it expect to, consider any available third-party investment vehicles managed by managers other than KKR as investment options for the fund to obtain private equity exposure. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund. See “Conflicts of Interest” in the SAI for additional information.

Repurchase offers risk — As described under “Periodic Repurchase Offers” above, the fund is an interval fund and, in order to provide liquidity to shareholders, the fund, subject to applicable law, will conduct periodic repurchase offers of 5% to 25% of its outstanding shares at net asset value, subject to approval of the board. The fund expects initially to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may request that more shares be repurchased than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares subject of a repurchase request in a repurchase offer may decline to the extent there is any delay between the Repurchase Request Deadline and the date on which the net asset value for tendered shares is determined. Such fluctuations may be exacerbated by currency fluctuations to the extent the fund invests in securities denominated in currencies other than the U.S. dollar. The net asset value on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request.

The fund believes that these repurchase offers are generally beneficial to the fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested or force the fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which could adversely affect the fund’s investment performance. In addition, diminution in the size of the fund through repurchases may result in an increased expense ratio for shareholders who do not submit a repurchase request, may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant) and, unless offset by sufficient sales of fund shares, may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective.

Equity securities — Equity securities include, among other things, common stocks, preferred securities, convertible stocks and warrants. The values of equity securities may decline due to general market conditions that are not specifically related to a particular company. See the "Market conditions” risk factor above. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in private equity investments — The fund will have significant exposure to private equity investments of KKR. These investments are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended by KKR to bring about some kind of change in an operating company. The fund will typically gain investment exposure to private equity investments through its investments in K-PEC or other KKR Vehicles and through co-investment opportunities with KKR. The risks described in this section apply to direct investments in private equity, indirect investments in private equity through K-PEC or other KKR Vehicles, and through co-investment opportunities with KKR.

Investments in private equity involve the same types of risks associated with an investment in any operating company. However, securities of the underlying companies tend to be more illiquid, and highly speculative. Private equity investments have generally been dependent on the availability of debt or equity financing to fund the acquisitions of such investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, which may in turn reduce the availability of private equity investment opportunities for the fund.

Costs associated with investments in private equity are generally greater than those of investments in other asset classes. Furthermore, in addition to bearing their portion of the fund’s fees and expenses, shareholders in the fund will indirectly bear a portion of the asset-based fees, incentive fees and other expenses incurred by the fund as an investor in K-PEC or other KKR Vehicles and in co-investments. As a result, to the extent an investor in the fund has direct access to the Underlying Investments, such investor may be subject to higher operating expenses as a shareholder in the fund than if he or she invested in an Underlying Investment directly or in a closed-end fund that did not invest in underlying private vehicles. Incentive fees known as performance participation allocations are paid to KKR in respect of the fund’s investment in K-PEC where such investment delivers returns (on a realized and unrealized basis) in excess of a specified hurdle. Carried interest is paid to KKR in respect of each of the fund’s co-investments where its co-investment delivers realized returns in excess of a specified hurdle. These incentive fees will reduce the net realized returns of the fund’s investments in K-PEC and in co-investments, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees. In addition, the incentive fees may be paid on an investment even if other investments of the fund deliver negative returns.

The fund may have exposure to portfolio companies that are in a conceptual or early stage of development. These companies are often characterized by short operating histories, new technologies or products, quickly evolving markets and management teams that may have limited experience working together, all of which enhance the difficulty of evaluating these acquisition opportunities. The management of such companies will need to implement and maintain successful sales and marketing and finance capabilities and other operational strategies in order to become and remain successful. The loss of key management personnel could be detrimental to the prospects of such companies. Other substantial operational risks to which such companies are subject include uncertain market acceptance of the company’s products or services, a high degree of regulatory risk for new or untried and/or untested business models, products and services, high levels of competition among similarly situated companies, lower capitalizations and fewer financial resources and the potential for rapid organizational or strategic change. Emerging technology companies are subject to risk based on the characterization of the industry, including the possibility that rapid technological developments may render such companies’ technology obsolete, uneconomical or uncompetitive prior to the company achieving profitability. Certain of these companies will need substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies also have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, emerging growth companies are more susceptible to macroeconomic effects and industry downturns. Such companies also face intense competition, including from companies with greater financial resources, more extensive marketing and service capabilities and a larger number of qualified personnel.

Moreover, the fund may have exposure to certain portfolio companies that have and are expected to have significantly fewer products, services or clients than more established companies. Competition to such companies can develop from other new and existing companies, products and services. If a company is dependent on a limited number of products or services or the business of a limited number of clients, a significant risk exists that a proposed service or product cannot be developed successfully with the resources available to the company. Rapidly changing technology can also make a product or service obsolete in a short period of time. There is no assurance that the development efforts of any company will be successful, or, if successful, will be completed within the budget or time period originally estimated. The consequences of failure of such products or services or the loss of such clients could be devastating to the prospects of such company, which in turn could negatively affect the fund’s performance.

The fund may have investment exposure to companies that have already received one or more rounds of financing. These securities may be among the most junior in a portfolio company’s capital structure and thus subject the fund to a greater risk of losing all or part of its invested capital. There will often be no collateral to protect the fund’s investment exposure to such securities once made.

Most of the fund’s investments in private equity will be highly illiquid, and there can be no assurance that the fund will be able to realize any such investment at any given time. Although investments by the fund may generate current income, the return of capital and the realization of gains, if any, from such an investment will generally occur only upon the partial or complete disposition or refinancing of the investment. While a portfolio company may be sold at any time, it is not generally expected that this will occur for a number of years after the investment in such portfolio company is made, and some investments may be held for much longer periods of time. Moreover, an investment that initially consists of an interest in assets may be exchanged, contributed or otherwise converted into private or publicly-traded stock of a corporation, interests in a limited liability company or other interests or assets (and vice-versa), and any such exchange, contribution or conversion will likely not constitute a disposition of the type that results in investors receiving distributions. In addition, the fund will generally not be able to sell its private equity securities publicly unless their sale is registered under applicable securities laws, or unless an exemption from such registration requirements is available. In addition, in some cases the fund may be prohibited by contract or legal or regulatory reasons from selling certain securities for a period of time.

Risk of K-PEC being required to register as an investment company — The fund expects to invest significantly in K-PEC. K-PEC operates its business in a manner intending for it to be excluded from the definition of an “investment company” under the 1940 Act. As such, the fund’s investments in K-PEC are not subject to the limitations set forth in Section 12(d)(1) of the 1940 Act or Rule 12d1-4 under the 1940 Act. If K-PEC were in the future to fall within the definition of an “investment company” under the 1940 Act, the fund’s investments in K-PEC may be materially and adversely affected and its continued ability to invest in K-PEC may be limited pursuant to the requirements of the 1940 Act. See “Risks of Investing in K-PEC and K-PEC Co-Investments – Risk of being required to register as an investment company” for additional detail.

Investing in KKR co-investment opportunities — To the extent permitted by law, the fund expects to invest in private equity securities through co-investments alongside K-PEC and/or other KKR Vehicles that pursue private equity strategies.

With respect to KKR’s syndication of co-investment opportunities to Co-Investors, there can be no assurances that any particular investor, including the fund, will be given the opportunity to participate in any co-investment opportunities, or on the same or comparable economic terms as other Co-Investors. See “Conflicts of Interest” in the SAI for additional information. The fund may participate in a co-investment to a lesser extent relative to other Co-Investors or, under certain circumstances, may not participate in the co-investment at all. The market for co-investment opportunities is competitive and limited, and the co-investment opportunities to which the fund wishes to allocate assets may not be available at any given time. Ultimately, an inability to receive the fund’s desired allocation to certain co-investments could represent a risk to the fund’s ability to achieve its desired investment returns.

The fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of KKR and its affiliates. When a new co-investment opportunity arises, the fund’s investment adviser conducts a review of the available investment materials based on the fund’s investment objective and constraints. If the investment adviser decides to pursue a co-investment opportunity, a sizing determination is made in respect of such investment. The fund generally relies on KKR and its affiliates offering such co-investment opportunity to perform initial and ongoing due diligence on the relevant portfolio company and to negotiate terms of the investment into the relevant portfolio company. The investment adviser does not expect to have the ability to conduct the same level of due diligence on co-investment opportunities as it conducts for other investments, or to negotiate the terms of such co-investments.

In relying on KKR to perform initial and ongoing due diligence on portfolio companies for co-investments, the investment adviser has considered KKR’s position as a leading global investment firm with an extensive history of leadership, innovation and investment excellence in private equity markets.

The fund’s co-investments will be illiquid holdings that are generally intended to be held by the fund over the medium-to-longer term. The fund will generally rely on KKR and its affiliates to sell the portfolio company underlying a co-investment in order to realize such co-investment, and the investment adviser will be limited in its ability to otherwise sell such co-investments. A proposed sale of a co-investment by the fund (prior to the time of sale of the relevant portfolio company as determined by KKR and its affiliates) will typically require consent by KKR and its affiliates and be sold at a discount.

As the fund relies on KKR and its affiliates to perform initial and ongoing due diligence on portfolio companies for co-investments, the fund may not always have access to the same level of information regarding such portfolio companies as compared to public companies. A portfolio company’s business activities that are not fully disclosed to the fund may involve risks under some market conditions that are not anticipated by the fund. Furthermore, this lack of access to information may make it more difficult for the fund to evaluate co-investment opportunities.

Complex investment opportunities, such as the private equity investment transactions in which the fund may co-invest, present risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities.

See “Risks Related to Co-Investments” for additional detail.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Investing in financials — The fund intends to invest meaningfully in one or more KKR Vehicles and, in effect, concentrate in the financial services group of industries. As a result, under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financial services group of industries and the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Availability of private equity investment opportunities; competition — Over the past several years, a number of competing investment vehicles with similar investment objectives have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. These may include other funds and accounts managed by the investment adviser or by KKR and one or more other KKR vehicles. As a result, it is possible that competition for appropriate private equity investment opportunities could increase, thus reducing the number of such opportunities available to the fund.

Such reduction of, and competition for, private equity investment opportunities could adversely affect the terms upon which investments can be made by the fund. There can be no assurance that the investment adviser will be able to locate and complete investments which satisfy the fund’s investment objective or to realize upon their values.

Investing in illiquid investments and liquidity risk — The fund expects to invest significantly in private, illiquid securities, including through its investments in K-PEC or other KKR Vehicles and co-investments. Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. In addition, illiquid securities are typically subject to restrictions on resale and the fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time.

Valuation risk of private equity — Unlike publicly traded equity securities which trade on national exchanges, there is no central place or exchange for private equity securities to trade. Due to the lack of centralized information and trading, the valuation of private equity securities generally carries more risk than that of publicly traded equity securities. In addition, other market participants may value securities differently than the fund. As a result, the fund may be subject to the risk that when a private equity security is sold in the market, the amount received by the fund is less than the value carried on the fund’s books. These risks are heightened with respect to private equity investments, which rarely have readily available market quotations. As a result, such securities require the investment adviser to estimate, in accordance with their valuation policies, the fair value of such investments on the valuation date.

Fair value pricing is based on subjective judgments, significant unobservable inputs and may differ materially from the value that would be realized if the security were to be sold. The investment adviser seeks to evaluate on a daily basis material information about the fund’s investments, and in some cases, the investment adviser utilizes third party sources for such information. For example, the fund may utilize inputs obtained from K-PEC or KKR or their affiliates and/or agents regarding certain K-PEC and private equity investments through KKR co-investment opportunities. However, the investment adviser may not be able to acquire and/or evaluate properly such information on a daily basis for certain investments. Due to these various factors, the fund’s fair value determinations can cause the fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive. Absent bad faith or manifest error, valuation determinations of the investment adviser will be conclusive and binding on shareholders of the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the United States. As a result, investments outside the United States may be subject to less available information and, may be more difficult to value than investments in the United States; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by the fund may require governmental registration and/or approval. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Currency — The prices of foreign securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

New fund risk — There can be no assurance that the fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the fund’s gross expense ratio may fluctuate during its initial operating period because of the fund’s relatively smaller asset size and, until the fund achieves sufficient scale, a shareholder may experience proportionally higher fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Dependence on investment adviser and KKR — The fund’s strategy to invest in private equity securities is highly dependent on the relationship between the investment adviser and KKR. If this relationship were to alter or terminate for any reason, the fund may not be able to pursue access to private markets investments in whole or in part and/or be forced to liquidate, resulting in potential investment losses to fund shareholders. Other potential consequences include the possibility of increased transaction costs on the sale of securities and reinvestments in other securities, as well as the possibility of realizing taxable capital gains, including short-term capital gains, and, in certain circumstances, ordinary income, which may increase taxable distributions (including those distributable as ordinary income) to shareholders. It is also possible that changes in the fund’s investment program resulting from alteration or termination of the strategic relationship with KKR could threaten the fund’s ability to qualify as a regulated investment company. See “Risks Related to K-PEC's Structure” for additional detail.

Tax risks — The fund currently intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year.

The fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the fund’s ability to qualify for such treatment.

As described further below under “K-PEC Risks Related to Taxation,” K-PEC intends to be treated as a partnership for U.S. federal income tax purposes. If K-PEC were to fail to qualify to be treated as a partnership, the fund may not meet the asset diversification tests necessary to qualify as a RIC.

If, in any year, the fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risks of Investing in K-PEC and K-PEC Co-Investments

Because the fund expects to invest a significant portion of its assets in K-PEC, and may also invest in private equity securities through co-investments alongside K-PEC or one or more other KKR Vehicles that pursue private equity strategies, the risks associated with investing in the fund are closely related to the risks associated with the securities and other investments held by K-PEC. The ability of the fund to achieve its investment objective will depend in part upon the ability of K-PEC to achieve its investment objectives. There can be no assurance that the investment objectives of K-PEC will be achieved. In addition, K-PEC's investment strategies and focus are subject to change.

KKR DAV Manager LLC, a Delaware limited liability company and wholly owned subsidiary of KKR ("KKR Manager"), serves as the manager of K-PEC. Consequently, the fund’s investments in K-PEC are subject to the risk that the methods and analyses, including models, tools and data, employed by KKR Manager in this process may be flawed or incorrect and may not produce the desired results. This could cause K-PEC to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAV of K-PEC. The extent to which the investment performance and risks associated with the fund correlate to those of K-PEC will depend upon the extent to which the fund’s assets are allocated from time to time for investment in K-PEC, which will vary. Because the fund’s NAV is related to the NAV of K-PEC, inaccuracies, delays or other disruptions in the calculation of K-PEC’s NAV may adversely impact the fund.

The expenses associated with investing in a fund that invests a significant portion of its assets in another vehicle are generally higher than those for funds that do not invest in other vehicles. By investing in the fund, an investor will indirectly bear certain fees and expenses related to the fund’s investments in K-PEC and in co-investments – including asset-based fees and incentive fees – in addition to the fund’s direct fees and expenses. These indirect fees and expenses will reduce the net realized returns of these investments, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees and expenses.

In addition, performance participation allocations are paid to KKR in respect of the fund’s investment in K-PEC where such investment delivers returns (on a realized and unrealized basis) in excess of a specified hurdle. That said, a performance participation allocation may be paid for the fund’s investment in K-PEC regardless of the performance of the fund’s co-investments or the fund more generally. Likewise, carried interest is paid to KKR in respect of each of the fund’s co-investments where its co-investment delivers realized returns in excess of a specified hurdle. Such carried interest will be paid irrespective of the performance of K-PEC, the fund’s other co-investments and/or the fund more generally. Said differently, KKR or a KKR affiliate may receive incentive fees even if other investments of the fund, and the fund as a whole, deliver negative returns.

As a result of the fund’s significant investments in K-PEC, the fund is indirectly subject to the following risks that may materially and adversely affect K-PEC’s business, financial condition, results of operations and cash flows. In addition, the risks described below related to the investments and portfolio companies held by K-PEC will apply to the fund’s co-investments alongside K-PEC and other KKR Vehicles that pursue private equity strategies. The risks of K-PEC described herein are as of the date of this prospectus and are subject to change. For additional information, investors should consult K-PEC’s most recent Form 10-K and other filings, which are publicly available on the SEC’s public EDGAR website under “KKR Private Equity Conglomerate LLC”.

Risks Related to K-PEC’s Business

Market and geopolitical risks – Difficult market and economic conditions can significantly and negatively impact K-PEC’s business operations. Factors such as global economic outlook, interest rates, credit availability, currency exchange rates, and trade barriers, which are beyond the control of KKR Manager, can affect the liquidity and value of K-PEC’s holdings and hinder new acquisitions. These conditions can reduce the value or performance of portfolio companies and limit access to financing, thereby affecting K-PEC’s unitholder returns.

The regulatory environment in the United States could also impact K-PEC’s business operations due to potential legislative changes. Changes in regulatory agendas may introduce regulatory measures affecting the financial services industry, tax policies, and trade restrictions. Changes in economic policy, asset management regulation, tax law, immigration policy, environmental protection, and government programs could adversely affect K-PEC’s business and portfolio companies. Legislative and regulatory activities by various U.S. bodies could make it more challenging for K-PEC to achieve its business objectives.

Populist and anti-globalization movements in Western Europe and the United States could lead to significant disruptions in global markets, impacting businesses and portfolio companies reliant on international trade. Global and regional economic conditions, such as equity and credit market liquidity, affect K-PEC’s financial conditions and operations. Tightening liquidity can increase capital costs and affect acquisition opportunities.

Public health crises, such as pandemics, can have unpredictable business and economic impacts, affecting K-PEC’s share values, portfolio company valuations, operations, capital raising, acquisitions, financial obligations, litigation risks, cybersecurity, and employee well-being.

Geopolitical developments, such as trade conflicts, sanctions, civil unrest, and security events, can disrupt K-PEC’s business operations. Increased geopolitical competition and conflicts, such as the Russian invasion of Ukraine and tensions in the Middle East, complicate the international business environment. Trade wars and barriers can limit business opportunities and negatively impact K-PEC’s operations. Sanctions and trade restrictions can affect portfolio companies through supply chains, commodity prices, and macroeconomic exposure. The broader consequences of geopolitical risks are unpredictable but can adversely affect macroeconomic conditions, security, currency exchange rates, and financial markets, impacting K-PEC’s revenues and profitability.

Liquidity risks – In addition, K-PEC has significant liquidity requirements to meet various obligations, including, without limitation, repurchasing units, growing and supporting portfolio companies, servicing debt obligations, funding cash operating expenses and paying any cash distributions in accordance with K-PEC’s distribution policy. If adverse market and economic conditions adversely affect K-PEC’s sources of liquidity, K-PEC may be forced to increase indebtedness or sell assets at unfavorable times. K-PEC has entered into a revolving credit agreement with an unaffiliated lender and a line of credit with KKR Alternative Assets LLC, an affiliate of KKR. KKR Alternative Assets LLC may terminate the line of credit at any time upon delivery of written notice. Such termination could adversely impact K-PEC’s liquidity and acquisition opportunities. Additionally, if K-PEC has difficulty identifying and purchasing suitable portfolio company holdings, K-PEC may hold significant amounts of cash for longer periods, which would be dilutive to overall returns.

Leverage risks – K-PEC’s investment strategy depends heavily on leverage, and a decrease in the availability of financing for leverage transactions would impair K-PEC’s ability to achieve its investment objectives. K-PEC’s investments are expected to include portfolio companies and assets with significant leverage. Such investments are more sensitive to revenue declines and increases in interest rates and expenses and are more exposed to adverse market conditions.

K-PEC has entered into a revolving credit agreement and line of credit. In addition, K-PEC’s subsidiaries and affiliates may borrow on a secured or unsecured basis and guarantee obligations of any portfolio company, co-investment vehicles or KKR investment vehicles. Such borrowings may be used, without limitation, to acquire portfolio companies, pay fees and expenses and facilitate repurchase requests. Such use of leverage generally magnifies K-PEC’s opportunities for gain and risk of loss from a particular portfolio company. Further, such leverage will increase a portfolio company’s exposure to adverse economic factors such as rising interest rates, economic downtowns or deteriorations in the portfolio company’s condition. The presence of leverage substantially increases the risk profile of K-PEC and its portfolio companies.

Risk management – K-PEC seeks to identify, monitor and manage financial and non-financial risks effectively. However, it remains possible that gaps in risk management policies and procedures may result in a material adverse effect on K-PEC’s returns. Additionally, K-PEC expects to enter into swaps, forward contracts and other arrangements for certain hedging purposes. The success of such hedging and other derivative transactions that K-PEC enters into generally will depend on its ability to correctly predict market changes, and while hedging arrangements may reduce certain risks, such arrangements themselves may entail certain other risks, including, but not limited to, fluctuations in currency exchange rates and requirements to post cash collateral at inopportune times.

Trade errors – A trade error is defined as an error in the placement, execution, or settlement of a trade for a client, whether by an agent of K-PEC or its subsidiaries, KKR, or a third party. Trade errors are evaluated on a case-by-case basis, and K-PEC’s unitholders should assume they will occur. Generally, KKR, K-PEC, KKR Manager, and their affiliates are not responsible for losses from any trade errors made by KKR or a third party in respect of acquisitions made by K-PEC or any other KKR Vehicle as a result of ordinary negligence, except to the extent such parties are liable pursuant to the governing documents of K-PEC or such other KKR Vehicle.

Occasionally, KKR may choose to voluntarily reimburse K-PEC for losses from trade errors, but K-PEC’s unitholders should not expect such reimbursements and should not rely on them when evaluating K-PEC. Any reimbursement decision is not precedential and should not create the expectation of any reimbursement in the future. KKR faces conflicts of interest when determining if losses from trade errors should be borne by K-PEC and will consider factors like the adequacy of supervisory procedures. KKR Manager and KKR may evaluate claims against brokers and counterparties at fault for trade errors and seek recovery, but may also choose not to pursue claims to maintain business relationships or due to cost considerations. Errors by KKR’s own staff in placing, processing, and settling trades could also result in losses for K-PEC.

Regulatory risks – Extensive regulation of K-PEC’s business affects its activities and creates the potential for significant liabilities and penalties, which could materially affect its business. Government, quasi-government, industry, self-regulatory or other regulatory authorities, bodies or agencies often have considerable discretion to change or increase regulation applicable to K-PEC and its portfolio companies. Such changes could result in additional costs and material adverse consequences to K-PEC’s portfolio companies and business, including material costs or delays with respect to prospective acquisitions and/or preventing the consummation of acquisitions in certain instances.

K-PEC may rely on exemptions or exclusions in the United States from various requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the 1940 Act and the Employee Retirement Income Security Act of 1974 (“ERISA”) in conducting its business. If for any reason these exemptions or exclusions were to become unavailable, K-PEC’s business could be materially and adversely affected.

Anti-corruption and trade sanctions laws and restrictions – Federal, state and foreign anti-corruption and trade sanctions laws and restrictions on foreign direct investment applicable to K-PEC and its portfolio companies create the potential for significant liabilities and penalties, the inability to complete transactions, imposition of significant costs and burdens, and reputational harm. Some of these laws and restrictions provide that penalties can be imposed on K-PEC for the conduct of a portfolio company, even if K-PEC has not itself violated any regulation. Additionally, certain acquisitions by K-PEC could be subject to review and approval by the Committee on Foreign Investment in the United States or other regulatory agencies resulting in limitations or restrictions on K-PEC’s acquisitions and Joint Ventures.

Misconduct risk – Misconduct of employees of KKR Manager or its affiliates could bind K-PEC to unfavorable or otherwise prohibited transactions, involve illegal or otherwise inappropriate acts that have a material adverse impact (including reputational damage) on K-PEC and could result in losses. Misconduct from actions by third-party service providers could also result in losses or the disclosure of confidential information. No assurances can be given that the due diligence performed by KKR Manager will identify or prevent any such misconduct.

Operational risk – Operational risks, including those related to third parties who provide services to K-PEC, may cause disruptions that result in losses or limit growth. Such operational risks include, but are not limited to, errors in the placement, execution or settlement of trades by K-PEC.

Artificial intelligence risks – The use of artificial intelligence by K-PEC and others, and the overall adoption of artificial intelligence throughout society, could potentially disrupt, among other things, K-PEC’s business models, investment strategies, operational processes, and K-PEC’s ability to identify and hire employees. K-PEC may use artificial intelligence and other quantitative analysis tools and models to inform certain of its decisions. Such technology, analysis and models are highly complex and subject to limitations and risks that have the potential to adversely impact K-PEC to the extent that K-PEC relies on artificial intelligence. There is also a risk that artificial intelligence may be misused or misappropriated by K-PEC’s employees or third parties engaged by K-PEC. Regulators are also increasing scrutiny and considering, and in some cases enacting, regulation of the use of artificial intelligence technologies. In addition, the use of artificial intelligence may require compliance with legal or regulatory frameworks that are not fully developed or tested, and K-PEC may face litigation and regulatory actions related to its use of artificial intelligence.

Conflicts involved with transactions – Conflicts may arise between KKR or its affiliates and K-PEC regarding the syndication of portfolio companies and warehousing, which may not be resolved in favor of K-PEC. KKR, KKR Vehicles, or their affiliates may acquire assets as principals and later sell them to K-PEC, or vice versa, potentially at prices above or below fair value. These transactions must be on terms no less favorable than those from an unrelated third party and require approval from K-PEC’s Executive Committee and independent directors. KKR may charge fees on these transfers and retain portions of portfolio companies if syndication efforts fail. Conflicts of interest may arise regarding timing, structuring, pricing, and other terms of these transactions, and the fund will not receive notice or disclosure of these conflicts.

Risks Related to K-PEC’s Portfolio Companies and Industry Focus

Acquisitions and holdings risks – K-PEC's success depends on generating attractive risk-adjusted returns and achieving medium-to-long-term capital appreciation by owning and controlling diversified portfolio companies. These companies may have limited financial resources, rely on a small group of key individuals, and face operational challenges, litigation, and the need for substantial additional capital. Issues such as bribery, fraud, and deceptive practices by senior management can negatively affect valuations of these portfolio companies and may affect broader market stability. Financial projections regarding portfolio companies are based on management's judgments and may fall short due to economic conditions, which may decrease the value of equity holdings. Portfolio companies may operate in highly regulated industries, posing greater risks due to changing market and governmental conditions. K-PEC's executives, directors, and employees may face litigation involving portfolio companies, with potential indemnification by K-PEC. Complex tax structuring in transactions could be challenged, potentially impacting portfolio companies. Non-compliance with laws and regulations by portfolio companies could hinder future acquisitions and harm K-PEC's reputation.

The exercise of control over a company by K-PEC may impose additional risks of liability for a variety of reasons, including environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the fund may suffer a significant loss. On the other hand, K-PEC may hold a non-controlling interest in certain investments and, therefore, may have a limited ability to protect its position in such investments. In such cases, K-PEC will typically be significantly reliant on the existing management, board of directors and other shareholders of such companies, who may not be affiliated with K-PEC and whose interests may conflict with the interests of K-PEC.

Acquisition through third party arrangement risks – K-PEC may acquire interests in portfolio companies through arrangements with third parties, including minority interests, partnerships, Joint Ventures, or other entities, while maintaining exclusion from the 1940 Act. These acquisitions may involve operating partners who could also provide services to other portfolio companies, KKR Vehicles, or unaffiliated third parties. KKR will attempt to secure governance rights to implement value creation strategies, but major decisions may require consent from other investors, thereby reducing KKR’s control. Selling interests in Joint Ventures or partnerships may be more difficult, and granting approval rights to third parties could lead to deadlocks or unanticipated exits, potentially delaying business plans or requiring forced sales. Investments in publicly traded securities without intent to control will rely on existing management and other shareholders, whose interests may conflict with K-PEC’s.

Additionally, K-PEC or its affiliates, including KKR, may enter into exclusivity or non-competition arrangements with Joint Venture partners, limiting acquisition opportunities. Third-party involvement in acquisitions poses risks, such as financial difficulties or conflicting interests, potentially impacting portfolio companies. K-PEC might also bear a disproportionate share of Joint Venture expenses. Non-controlling interests may lack sufficient minority rights protection, and successful relationships with Joint Venture or operating partners are not guaranteed.

Joint ventures risks – K-PEC may enter into Joint Ventures, partnerships, or co-ownership arrangements to acquire portfolio companies, which involve unique risks and conflicts of interest. These risks include potential insolvency or fraud by the Joint Venture partner, shared decision-making authority that may prevent desired actions, and impasses on major decisions affecting operations and profitability. Joint Venture partners may have economic or business interests that conflict with K-PEC’s. They may also have different tax structures. In addition, a Joint Venture partner may experience a change in control that may disrupt K-PEC’s business. Reliance on partners for day-to-day management and financial reporting may negatively impact performance. Restrictions on selling or transferring interests, buy-sell arrangements, and insufficient partner expertise can further complicate Joint Ventures.

Disputes with Joint Venture partners may lead to costly litigation or arbitration, diverting focus from K-PEC's business and potentially reducing the ability to make new acquisitions. Additionally, K-PEC may face unfunded commitments or be incentivized to fund future commitments related to portfolio companies, even without contractual obligations. These factors collectively pose significant risks to K-PEC's operations and financial performance.

Follow-on and secondary transactions risks – As part of its Joint Venture strategy, K-PEC may form Joint Ventures with businesses already owned by another KKR Vehicle, either through follow-on opportunities or secondary transactions. These acquisitions are typically more mature with shorter hold periods compared to primary investments. However, there is no assurance that these acquisitions will yield expected returns, as gains depend on the performance and disposition of each portfolio company.

These transactions may create conflicts of interest for KKR Manager. For example, co-investing in follow-on opportunities alongside KKR or KKR Vehicles could increase concentration in a particular asset, potentially amplifying losses if the acquisition underperforms. Secondary transactions involving the acquisition of interests from KKR Vehicles or advisory clients may also raise conflicts related to allocation and structuring of acquisition opportunities, as well as KKR Manager’s incentive to earn fees. While procedures are in place to mitigate these conflicts, there is no guarantee they will enable K-PEC to identify, adequately address or mitigate these conflicts of interest.

Additionally, K-PEC may pursue acquisition opportunities in commingled funds through secondary transactions, where it will have limited control over capital deployment and exit timing. The performance of these investments largely depends on the acquisition price, which may be based on incomplete information. Some secondary investments may involve less attractive assets or contingent liabilities, and K-PEC may face challenges in recovering funds if distributions are recalled by the relevant fund.

Investments in a limited number of portfolio companies or geographic regions – K-PEC may make a limited number of acquisitions, meaning its overall return could be significantly impacted by the poor performance of even a single acquisition. If K-PEC intends to syndicate a portion of its investment but fails to do so, it could end up holding a larger percentage of its NAV in one acquisition, negatively affecting performance returns. Additionally, K-PEC's acquisitions might be concentrated in a few sectors and geographies, increasing susceptibility to adverse economic or business conditions in those areas.

K-PEC has limited diversification requirements, and, while K-PEC intends to have certain diversification limitations, to the extent its acquisitions are concentrated in a particular market, it could become overexposed to certain assets or companies. If such concentration occurs, K-PEC may become more susceptible to fluctuations in value resulting from adverse economic or business conditions affecting that particular market. During economic slowdowns or difficult market conditions, the impact could be exacerbated by geographic concentration. KKR Manager considers various factors to determine the primary location of a portfolio company, but diversification by region is limited. Achieving attractive returns may depend on the exceptional performance of one or a few acquisitions, which is not guaranteed. Furthermore, to the extent that the fund is a co-investor alongside K-PEC for a particular acquisition, or is an investor in any KKR Vehicles that form Joint Ventures with K-PEC for a particular acquisition, the fund’s exposure and risk of loss in such an acquisition could be further concentrated.

Heavily regulated industries risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are involved in industries that are heavily regulated. Such portfolio companies would pose additional risks relative to other portfolio companies. If a portfolio company fails to comply with any applicable regulations, it could also be subject to civil or criminal liability and the imposition of fines. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes, or judicial or administrative interpretations of existing laws and regulations, that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and could make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies may have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject the portfolio company to complex laws and regulations relating to its activities and labor relations matters. Moreover, a portfolio company’s operations and profitability could suffer if it experiences problems related to labor relations or if it is unable to negotiate new collective bargaining agreements on terms favorable to it. Any such problems additionally could bring scrutiny and attention to K-PEC, which could adversely affect K-PEC’s ability to implement its business objectives.

Commodity price and energy industry market dislocation risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are subject to commodity price risk. The operation and cash flows of any portfolio company could depend upon prevailing market prices of commodities. Commodity prices fluctuate depending on a variety of factors beyond the control of K-PEC or KKR Manager. To the extent that events effecting commodity prices are not temporary and continue, or even worsen, this could have an adverse impact on certain portfolio companies and could lead to an overall weakening of U.S. and global economies. Such marketplace events could also restrict the ability of K-PEC to sell or liquidate certain portfolio companies at favorable times or for favorable prices. There can be no assurance as to the duration of any perceived market dislocation.

Interest rate risks – K-PEC has acquired, and may in the future acquire, portfolio companies that may be exposed to interest rate risk. Market interest rates can be influenced by factors such as inflation, economic growth or recession, unemployment, money supply, governmental monetary policies, and international instability. Unexpected movements in interest rates can adversely affect K-PEC’s portfolio companies, as well as the broader economy. K-PEC may experience imbalances in the interest rate sensitivities of its assets and liabilities, which could negatively impact its performance. While K-PEC may seek to hedge interest rate risk, ongoing regulatory changes surrounding over-the-counter (“OTC”) derivatives could limit its ability to do so effectively.

Portfolio companies often carry significant levels of debt, making them more susceptible to interest rate fluctuations. The structure and nature of the debt, including the type of facilities, maturity profile, fixed versus variable rates, and covenants, are crucial in assessing interest rate risk. Consequently, interest rate changes could have a more significant impact on K-PEC's portfolio companies than on the broader economy, potentially affecting K-PEC’s returns more substantially.

Inflation risks – If a portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. K-PEC’s portfolio companies could in some cases have long-term rights to income linked to some extent to inflation. Typically, as inflation rises, such a portfolio company will earn more revenue but also will incur higher expenses; as inflation declines, a portfolio company may be unable to reduce expenses in line with any resulting reduction in revenue.

Health care sector risks – K-PEC has acquired, and may in the future acquire, portfolio companies in the health care sector, which is subject to various risks including changes in government policies, regulatory approval, and ongoing regulatory review. Early-stage health care companies face substantial risks such as limited operating histories, rapidly changing technologies, potential litigation, extensive government regulation, and challenges in obtaining regulatory approvals. These companies often operate at a loss and require substantial additional capital for research and development. They may also face intense competition from better-resourced companies.

Additionally, health care portfolio companies or their significant customers may rely on a single product under development, making them vulnerable to failure in clinical trials or regulatory approvals. Such failures could severely impact the prospects of these companies and negatively affect K-PEC's performance. Each of these risks could have a material adverse effect on the portfolio companies and, consequently, on K-PEC's overall returns.

Renewable energy industry risk – K-PEC may acquire renewable energy businesses and businesses which use renewable energy assets. Diverse factors, including the cost-effectiveness, performance and reliability of renewable energy technology, changes in weather and climate and availability of government subsidies and incentives, as well as the potential for unforeseeable disruptive technology and innovations, present potential challenges to portfolio companies with renewable assets. Variations in renewable resource levels impact the amount of electricity generated, and therefore cash flow generated, by renewable energy portfolio companies. The reduction, elimination or expiration of government subsidies and economic incentives could adversely affect the cash flows and value of a particular portfolio company, the flow of potential future portfolio company opportunities and the value of any platform in the sector. In addition, the development and operation of renewable assets may at times be subject to public opposition. While public opposition is usually of greatest concern during the development stage of renewable assets, continued opposition could have an impact on ongoing operations.

Distressed companies and bankruptcy risks – K-PEC may acquire portfolio companies experiencing financial difficulties, which could lead to bankruptcy, restructuring, or insolvency proceedings. These situations carry substantial risks, including the potential for additional liabilities exceeding K-PEC’s original investment. Lenders who inappropriately control a debtor's management may face subordination of claims or liability for damages. Payments to and from K-PEC could be reclaimed under bankruptcy laws if these payments are deemed fraudulent conveyances or preferential payments. Restructuring acquisitions can be affected by local statutes, potentially resulting in adverse outcomes for K-PEC.

Distressed portfolio companies require active monitoring and may involve KKR Manager in reorganization proceedings, potentially restricting K-PEC's ability to liquidate positions. Bankruptcy and restructuring involve significant risks, including adversarial proceedings and decisions by courts that may not align with K-PEC's interests. The duration and outcome of these processes are unpredictable, with potential delays and substantial costs, particularly in jurisdictions with less sophisticated insolvency laws. Financial distress can negatively impact a portfolio company's competitive position, management stability, investment capacity, and contractual relationships, potentially leading to significant business impairment in the portfolio company or the portfolio company’s liquidation.

Insolvency laws vary across jurisdictions, with some being more debtor-friendly, imposing moratoriums on claims enforcement, or having clawback provisions invalidating transactions prior to insolvency. K-PEC may face challenges in these jurisdictions, including increased risks of participating in uncontrolled bankruptcy processes and potential invalidation of security or repayment obligations. KKR Manager will balance the advantages and disadvantages of representing K-PEC in creditors' committees, but such representation could have adverse consequences in certain situations.

Emerging companies risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are in a conceptual or early stage of development. Companies in emerging sectors are often characterized by short operating histories, new technologies, and evolving markets, making it challenging to evaluate acquisition opportunities. These companies need to implement successful sales, marketing, finance, and operational strategies to succeed. The loss of key management personnel can be detrimental for these companies. These companies face substantial operational risks, including uncertain market acceptance, high regulatory risks, intense competition, lower capitalizations, and potential rapid organizational changes. Rapid technological developments may render their technology obsolete before achieving profitability, and they often require substantial additional capital for expansion or to maintain competitiveness. These companies typically have shorter operating histories and negative cash flow, and are more susceptible to macroeconomic effects and industry downturns.

Furthermore, these portfolio companies may have fewer products, services, or clients compared to more established companies, increasing their vulnerability to competition. Dependence on a limited number of products, services, or clients poses significant risks if development efforts fail or are not completed within budget or on time. The failure of key products or services or the loss of major clients could severely impact the prospects of these companies, negatively affecting K-PEC's performance.

Patent, trademark and other intellectual property risks – K-PEC has acquired, and may in the future acquire, companies that depend heavily on intellectual property rights, including patents, copyrights, trademarks, trade secret protection, non-disclosure agreements, service marks and proprietary information, products or processes. The value of these companies depends on their ability to enforce intellectual property laws effectively. Patent disputes are common, costly, and can prevent product commercialization, potentially leading to significant liabilities for a portfolio company. Competitors or third parties may allege intellectual property infringement by portfolio companies, their customers, or consultants, which can be expensive and time-consuming to defend, possibly halting the portfolio’s product development or sales.

The patent landscape is complex and uncertain, and infringement on third-party intellectual property rights could force portfolio companies to obtain costly licenses or cease using certain technologies. Failure to secure necessary licenses can adversely affect a company's value. Additionally, if a portfolio company's intellectual property is infringed, it may not fully capitalize on market demand. Pharmaceutical companies, in particular, face significant risks when patents or regulatory exclusivities expire, leading to competition from lower-priced generic products, especially in the United States where generic market share is high. Inconsistent global patent laws and reductions in intellectual property protection can further harm portfolio companies.

Technology industry risks – Technology companies face numerous challenges, including rapidly changing market conditions, new competing products, evolving consumer preferences, short product life cycles, and disruptive innovations like artificial intelligence and data science. The low barriers to entry in the software and technology industries allow new products and services to be quickly distributed and adopted at relatively low costs, leading to significant competition and downward pressure on pricing. Any technology sector portfolio company acquired by K-PEC will need to navigate this volatile environment. Additionally, traditional industries are increasingly being disrupted by technological advancements or competing innovations, which could render products or services of portfolio companies obsolete.

Rapid technological innovation can impact K-PEC's strategies, and unforeseen advancements may negatively affect portfolio companies acquired based on inaccurate predictions about the direction or degree of innovation. Consumer tastes and preferences can shift quickly, potentially decreasing a portfolio company's market share if competitors gain favor. Technology companies often trade at high multiples to current earnings, reflecting anticipated future growth that may not materialize. Uncertainty in government regulations and policies can also impact the development and marketability of technology-based companies. A decline in the technology sector or failure to adopt technology competitively could reduce returns for K-PEC’s unitholders.

Media and communications risks – K-PEC has acquired, and may in the future acquire, portfolio companies involved in the media and communications industries. The media business faces risks from adverse government regulation, which has been in flux over the past decade and is subject to the political process. Future legislation, new regulations, or deregulation could adversely affect the business of K-PEC's portfolio companies. Additionally, the media industry experiences intense competitive pressures and significant price volatility. Rapid technological changes can also render the products and services of media-related portfolio companies obsolete as they face competition from new and developing technologies.

Similarly, the communications industry is subject to risks from adverse government regulation. Acquisitions in this sector may require K-PEC or its portfolio companies to disclose information about K-PEC and its investors, and could impose restrictions on investments in other communications companies. The regulatory environment is dynamic, and future changes in laws and regulations could negatively impact communications companies. The communications industry also faces intense competition and significant price volatility, with rapid technological advancements potentially rendering existing products and services obsolete.

Middle-market risks – K-PEC has acquired, and may in the future acquire, “middle market” portfolio companies. Acquisitions of middle market companies, while often presenting greater opportunities for growth, can also entail larger risks than are customarily associated with acquisitions of larger, more established companies. Medium-sized companies could have more limited product lines, markets and financial resources, and could be dependent on a smaller management group. As a result, such companies are expected to be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on obtaining additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which could make realizations of gains more difficult. In addition, the relative illiquidity of private equity holdings generally, and the somewhat greater illiquidity of private holdings in small- and medium-sized companies, could make it difficult for K-PEC to react quickly to negative economic or political developments.

Foreign investments risks – K-PEC has acquired, and may in the future acquire, portfolio companies based outside of developed economies like Western Europe and the United States. These acquisitions involve various risks, including market differences such as price volatility and illiquidity, lack of uniform accounting and financial reporting standards, and less government supervision. Additionally, these portfolio companies may face economic and political risks such as instability, exchange control regulations, restrictions on foreign investment, expropriation, confiscatory taxation, and higher inflation rates. Governmental influence on national and local economies can also be unpredictable, and financing and exit strategies for these portfolio companies may be less attractive. Local taxes on income and gains may further impact the value of these acquisitions.

The risks are generally greater for portfolio companies in emerging markets, which often lack social, political, and economic stability. Legal systems in these regions may lack transparency and limit protections for non-U.S. investors, with potential for nationalization and confiscation without fair compensation. Emerging markets are typically inefficient, illiquid, and subject to political and economic instability. These markets may have unstable governments, economies based on few commodities, and companies with limited management depth. Currency exchange fluctuations, withholding taxes, and differences in corporate governance frameworks add to the complexity. Governmental intervention and developing institutions in these regions can adversely affect K-PEC's performance and ability to achieve business objectives.

Acquisitions in Eastern Europe and the Middle East present additional risks due to political transitions, civil unrest, armed conflict, and terrorist activities. These factors can have material adverse effects on local economies, the EU, and the global economy, impacting K-PEC's operations and portfolio companies. The ongoing conflict between Russia and Ukraine, along with resulting sanctions and export controls, further exacerbates these risks, creating uncertainty and potential negative impacts on global economic and market conditions. Additionally, differences in accounting standards and practices in non-U.S. countries can complicate the evaluation and due diligence of potential acquisitions, potentially affecting K-PEC's financial assessments and decisions.

Trade disputes risks – Political leaders in the United States and certain European nations have been elected on protectionist platforms, raising concerns about the future of global free trade. The U.S. government may change its international trade policies, renegotiate, or terminate existing trade agreements and treaties. In response, countries like China and Mexico have instituted or threatened retaliatory tariffs on U.S. goods. These trade disruptions and barriers could negatively impact the financial performance of K-PEC and its portfolio companies.

The ongoing trade dispute between the United States and China, despite a partial trade deal, remains a source of instability, potentially causing significant currency fluctuations and other adverse effects on international markets and trade agreements. This dispute has already had negative economic consequences on U.S. markets, and further escalation into a "trade war" could significantly impact the industries in which K-PEC's portfolio companies operate. Additionally, trade disputes between other countries could pose similar or even more pronounced risks and consequences for K-PEC and its portfolio companies.

Currency fluctuation risks – A significant portion of K-PEC's acquisitions and the income from these acquisitions may be denominated in non-U.S. currencies. However, K-PEC’s books will be maintained, and subscriptions to and redemptions and distributions from K-PEC will be made, in U.S. dollars. Currency devaluations against the U.S. dollar can adversely affect the value of K-PEC’s assets. Additionally, strict foreign exchange controls in certain countries can lead to artificially pegged exchange rates, distorting returns. If the U.S. dollar appreciates relative to these currencies, the dollar value of dividends, interest, or other payments received could decline, especially if not hedged. Restrictions on currency conversion and government intervention can further exacerbate these risks, potentially causing significant costs, delays, or prohibitions on converting currencies.

Currency conversion incurs costs, and while hedging transactions may be used to mitigate currency risks, their effectiveness is not guaranteed. Factors affecting currency values include trade balances, interest rates, asset values, and political and economic developments. The regulation of OTC derivatives may limit K-PEC's ability to hedge currency risks. Acquisitions in Euro-denominated businesses are also subject to volatility due to concerns about sovereign debt defaults in Europe and potential devaluation of the Euro. Such volatility can adversely impact the liquidity and value of portfolio companies and returns to K-PEC’s unitholders.

Investments in Asian companies – K-PEC has acquired, and may in the future acquire, portfolio companies based in Asia. The economies of many Asian countries are heavily reliant on international trade and could be adversely affected by protective trade barriers, exchange controls, currency value adjustments, and economic conditions in their trading partners. A slowdown in U.S. and European economies could negatively impact economic growth in Asian countries that depend on exports to these regions. Additionally, Asian economies are vulnerable to fluctuations in global commodity prices and have experienced high inflation rates and extensive external debt.

The securities markets in most Asian countries are generally smaller and less liquid than those in the United States. Economic downturns in Asia could significantly impact these markets, potentially hindering K-PEC's ability to exit portfolio companies successfully. Limited liquidity and a high concentration of units held by a few individuals can affect K-PEC's ability to acquire or dispose of securities at desired prices and times. Furthermore, lower levels of market monitoring and regulation, along with limited enforcement, could impact acquisition prices and market activities. Private equity’s short history in the region makes it riskier than more established asset classes. The sector's short history makes it challenging to assess future performance, regulations, taxation, and risks. With the development of this sector, new regulations promulgated by Asian governments could negatively impact K-PEC and its portfolio companies.

Preferred and/or structured equity securities and opportunistic credit and debt strategies – As part of K-PEC’s acquisition strategy, K-PEC has acquired, and may in the future acquire, preferred and/or structured equity securities and pursue opportunistic credit and debt strategies, which may have a material adverse impact on K-PEC’s liquidity. The ability of an entity to make distributions will be subject to various limitations. Also, such entity may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or be required to prepay all or a portion of its cash flows to pay outstanding obligations to credit parties. As a result, there may be a lag between the repayment or other realization from, and the distribution of cash out of, such an entity, or cash flow may be completely restricted for the life of the relevant entity. To the extent any such entity defaults in its obligations to any credit parties, such credit parties may be entitled to foreclose on any collateral pledged by the applicable entity and/or otherwise exercise rights and remedies as a creditor against the assets of any such entity, which could result in a loss of all or a part of K-PEC’s interest in any applicable portfolio company and/or distributions therefrom.

Additional capital requirements – Certain of K-PEC’s portfolio companies, especially those in a development or “platform” phase, can require additional financing to satisfy their working capital requirements or acquisition strategies. Each such round of financing is typically intended to provide a portfolio company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, such portfolio company might have to raise additional capital at a price unfavorable to the existing holders of the portfolio company, including K-PEC. In addition, K-PEC may contribute additional capital or exercise warrants, options or convertible securities that were acquired in the initial acquisition of such portfolio company in order to preserve K-PEC’s proportionate ownership when a subsequent financing is planned, or to protect K-PEC when such portfolio company’s performance does not meet expectations. There can be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.

Toehold interests – K-PEC has acquired, and may in the future acquire, toehold interests and investments in publicly traded securities of portfolio companies. K-PEC may accumulate minority positions in the outstanding equity or debt securities of (or securities or other instruments convertible into, exchangeable for or linked to the equity or debt securities of) existing or potential portfolio companies, with the intention of accumulating a sufficient position to enable K-PEC to influence the activities of such companies. This accumulation could be achieved through various means, including open market purchases, tender offers, negotiated transactions, or private placements. K-PEC may also seek to influence company governance or activities through proposals, including nominating new board members, even if opposed by the current board or management.

However, K-PEC may not always be able to execute its acquisition strategy due to various factors, such as failing to accumulate a sufficient position, inability to persuade existing management, or opposition from other unitholders. In such cases, K-PEC might dispose of its position sooner than intended, potentially at a loss if the market price has declined. This risk is heightened if the securities are thinly traded and K-PEC's position is substantial, as selling could depress the market price. Additionally, K-PEC's activities could generate negative publicity, especially if the portfolio company's board or management publicly opposes K-PEC's proposals or actions.

Risks Related to K-PEC’s Structure

Risks associated with dependence on KKR and KKR Manager – KKR holds, directly and indirectly, all of the voting power of K-PEC through its ownership of Class G units and is able to control the appointment and removal of all members of K-PEC’s board, including the independent directors. Accordingly, KKR exercises substantial influence over K-PEC.

K-PEC relies on the skill and expertise of its manager, KKR Manager, and the KKR private equity team, and others providing advice and services with respect to K-PEC to identify and consummate transactions of suitable portfolio companies and dispose of portfolio companies at a profit. There can be no assurance that these key business professionals or other persons will continue to be associated with or available to KKR Manager or its affiliates throughout the life of K-PEC. Access to KKR's resources is not guaranteed for every transaction, and changes in KKR's procedures can affect the management of K-PEC.

K-PEC must pay significant termination fees to KKR Manager if it ends the management agreement. KKR Manager can only terminate the agreement if K-PEC defaults on a material term and fails to remedy it within 30 days of notice. Termination by K-PEC requires a unanimous vote from independent directors and 90 days’ notice. KKR Manager may terminate the management agreement if K-PEC is required to be registered as an investment company under the 1940 Act. However, K-PEC will not be required to pay a termination fee in this case. The management agreement cannot be terminated for poor performance or changes in control and continues indefinitely unless properly terminated. Because KKR Manager is an affiliate of KKR and KKR has a significant influence on the affairs of K-PEC, K-PEC may be reluctant to terminate the agreement even in the case of a default, potentially harming unitholder value. Termination also requires K-PEC to forfeit its controlling interest in any Joint Venture, which would likely require K-PEC to register as an investment company under the 1940 Act. Termination would also require K-PEC to repurchase KKR shares within 30 days of the effective date of the termination, which could necessitate unfavorable asset liquidation or borrowing, negatively impacting unitholders.

Portfolio company acquisition and operational risks – The success of K-PEC depends on the ability of KKR Manager and its affiliates to identify and select appropriate portfolio companies, as well as K-PEC’s ability to acquire these portfolio companies. K-PEC competes for portfolio companies with other institutional investors as well as private equity, hedge and investment funds which could result in prices and terms for purchases of portfolio companies that are less beneficial to K-PEC than would otherwise have been the case, or the loss of acquisition opportunities. Also, there can be no assurance that K-PEC will be able to exit from its portfolio companies at attractive valuations. K-PEC likely will incur significant fees and expenses identifying, investigating, and attempting to acquire potential portfolio companies that K-PEC ultimately does not acquire, including fees and expenses relating to due diligence, transportation and travel, including in extended competitive bidding processes.

Before making a recommendation, KKR Manager will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each portfolio company. Depending on the facts and circumstances of a particular portfolio company, KKR Manager may not have sufficient time to carry out its due diligence processes with respect to such portfolio company in a timely manner, which could have a material adverse impact on K-PEC. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process, which can present a number of risks primarily relating to KKR Manager’s reduced control of the functions that are outsourced.

KKR Manager may adjust K-PEC’s business strategy and guidelines based on market conditions and may pursue portfolio companies outside of KKR's traditional sectors or regions. Any projections regarding portfolio companies that K-PEC may own and control are estimates based only on KKR Manager’s intent as of the date of such statements and are subject to change due to market conditions and/or other factors. K-PEC’s unitholders rely on KKR Manager to select portfolio companies for K-PEC, as there is no information as to the nature and terms of any portfolio companies that a prospective unitholder can evaluate.

The management teams of portfolio companies are responsible for portfolio companies’ day-to-day operations, which may include representatives with conflicting interests. KKR Manager monitors performance, but success is not guaranteed, and misconduct by management or employees of portfolio companies could cause significant losses and reputational harm. Misuse of confidential information by employees, consultants, or sub-contractors could also harm K-PEC’s reputation and financial position. Misconduct allegations could result in adverse publicity and significant reputational harm. Precautions or attempts to detect or deter such misconduct may not always be effective.

Structural conflicts of interest – As of the date hereof, KKR owns all of K-PEC’s outstanding Class G units, providing it with special rights and privileges not available to other K-PEC unitholders. In addition, KKR Manager is a wholly-owned subsidiary of KKR, and certain of K-PEC’s executive officers are employees of KKR or one or more of its subsidiaries. As a result, KKR has the power to significantly influence K-PEC’s business and affairs and can exercise significant influence over K-PEC, including removing directors (including independent directors), electing directors and filling any vacancies on the K-PEC’s board. As a result, conflicts of interest will at times arise in allocating time, services, or resources among the business activities of K-PEC, KKR Vehicles, affiliated KKR investment entities (including proprietary investment entities) and the executives of KKR.

KKR Manager receives a management fee from K-PEC regardless of its portfolio performance, which may reduce its incentive to seek high-return portfolio companies. Because the management fee is also based in part on K-PEC's outstanding equity, KKR Manager may also be incentivized to advance strategies that increase K-PEC's equity, and there may be circumstances where increasing K-PEC's equity will not optimize the returns for K-PEC's unitholders. K-PEC must pay this fee even during periods of net losses or declines in holdings value. KKR has the ability to earn a performance participation allocation, potentially motivating KKR Manager to pursue riskier, high-return portfolio companies or premature sales for short-term gains. Additionally, K-PEC reimburses KKR Manager and its affiliates for certain expenses, increasing costs if KKR Manager retains other service providers. Misaligned interests between K-PEC and KKR Manager could adversely impact business execution and financial results.

Risk of being required to register as an investment company – K-PEC has not requested that the SEC approve its determination that it does not engage primarily or hold itself out as being engaged primarily in the business of investing, reinvesting, or trading in securities, and the SEC has not done so. If the SEC were to disagree with K-PEC’s determination, K-PEC would need to adjust its business strategy and its assets to continue to satisfy the 40% test. Any such adjustment in K-PEC’s strategy or assets could have a material adverse effect on the value of K-PEC’s units.

In order to ensure that K-PEC is not deemed to be an investment company, it may be required to materially restrict or limit the scope of its operations or plans. A change in the value of K-PEC’s assets could cause K-PEC to fall within the definition of “investment company” inadvertently, and negatively affect K-PEC’s ability to maintain an exclusion from regulation under the 1940 Act.

K-PEC expects that KKR Manager will terminate the management agreement if K-PEC were required to register as an investment company under the 1940 Act, with such termination deemed to occur immediately before such event. K-PEC expects that termination of the management agreement will obligate K-PEC to forfeit its controlling interest in any Joint Venture, which would likely require K-PEC to register as an investment company under the 1940 Act and materially and adversely affect an investment in K-PEC’s units. If K-PEC were required to register as an investment company under the 1940 Act, the type and amount of acquisitions that K-PEC would be able to make as a principal would be limited and its business, financial condition, and results of operations would be materially and adversely affected.

If K-PEC were required to register as an investment company but failed to do so, K-PEC would be prohibited from engaging in its business, and civil actions could be brought against K-PEC, KKR Manager, and their affiliates. In addition, K-PEC’s contracts would be unenforceable unless a court required enforcement, and a court could appoint a receiver to take control of K-PEC and liquidate its business.

K-PEC’s LLC Agreement – K-PEC’s governing LLC Agreement (the “LLC Agreement”) contains provisions that reduce or eliminate duties (including fiduciary duties) of K-PEC’s board and limit remedies available to K-PEC unitholders, including the fund, for actions that might otherwise constitute a breach of duty. It will be difficult for K-PEC unitholders to successfully challenge a resolution of a conflict of interest in accordance with the LLC Agreement as whenever a potential conflict of interest exists between K-PEC and KKR, KKR Manager or any of their respective affiliates, the K-PEC board may resolve such conflict of interest. If K-PEC’s board obtains the approval of its Audit Committee, the resolution will be deemed to be approved by all K-PEC unitholders and deemed not to be a breach by K-PEC’s board of the LLC Agreement or any duties K-PEC’s board may owe to K-PEC or its unitholders. Additionally, KKR, KKR Manager, their respective affiliates and K-PEC’s directors, officers and certain service providers are entitled to exculpation and indemnification resulting in limited right of action for K-PEC unitholders.

Reporting obligations – K-PEC is subject to regulations, such as provisions of the Sarbanes-Oxley Act, which do not apply to private companies. Compliance with these regulations involves significant costs and efforts, and non-compliance may negatively impact K-PEC.

Risks Related to an Investment in K-PEC’s Units

K-PEC units – There is no public trading market for K-PEC’s units and K-PEC unitholders, such as the fund, will bear the risks of owning shares for an extended period of time due to limited repurchases. K-PEC’s units have not been registered under the Securities Act, the securities laws of any state or the securities laws of any other jurisdiction and cannot be resold unless they are subsequently registered under the Securities Act and other applicable securities laws or an exemption from registration is available. K-PEC is currently registered under the Exchange Act. It is not contemplated that the units will ever be registered under the Securities Act or other securities laws other than the Exchange Act. There is no public market for the units, and none is expected to develop. Accordingly, there are no quoted prices for the units. Therefore, repurchase of units by K-PEC will likely be the only way for a unitholder to dispose of its K-PEC units. K-PEC does not expect to make distributions on a regular basis.

K-PEC may amend the LLC Agreement without unitholder approval and unitholders will not be entitled to vote for the election of directors or have any right to influence or control K-PEC’s operations. The voting power of K-PEC’s units is vested exclusively in the holders of the Class G units. KKR owns and is expected to continue to own all of K-PEC’s outstanding Class G units and will have the sole ability to elect directors of K-PEC. Unitholders, such as the fund, must rely entirely on K-PEC’s board, KKR Manager, KKR and their affiliates to conduct and manage the affairs of K-PEC and its portfolio companies.

Valuation and NAV calculation risks – Valuations of K-PEC’s portfolio companies are estimates of fair value and may not necessarily correspond to realizable value. The ultimate realization of the value of a portfolio company depends to a great extent on economic, market and other conditions beyond K-PEC’s control and the control of KKR Manager. Rapidly changing market conditions or material events may not be immediately reflected in K-PEC’s NAV. Because the price unitholders will pay for units in K-PEC’s private offering, and the price at which such units may be repurchased under the share repurchase plan by K-PEC, are based on the transactional NAV, unitholders, such as the fund, may pay more than realizable value or receive less than realizable value for their investment. Valuing K-PEC's portfolio companies involves significant judgment, especially for those without market quotations, leading to potential discrepancies in fair value determinations. Market uncertainty and low transaction volumes further complicate accurate valuations. Changes in credit markets and interest rates can impact valuations, potentially negatively. Overstated NAVs can result in higher management fees and performance allocations, adversely affecting unitholders, such as the fund. Share prices for subscriptions or repurchases are based on the most recent NAV, which may not reflect current values, causing discrepancies that can adversely impact unitholders and K-PEC. Incorrect NAVs might lead to unnecessary or disadvantageous portfolio company disposals or excessive borrowing, negatively affecting remaining unitholders.

The methods K-PEC uses to calculate its monthly NAV, which is the basis for the offering price for its units offered and the investment value published in customer account statements for its unitholders, are not prescribed by the rules of the SEC or any other regulatory agency. Further, there are no accounting rules or standards that prescribe which components should be used in calculating monthly NAV, and K-PEC’s monthly NAV is not audited by its independent registered public accounting firm. Errors may occur in calculating K-PEC’s monthly NAV, which could impact the price at which K-PEC sells and repurchases its units, and could in turn impact the fund’s NAV. K-PEC’s board has adopted a NAV error correction policy, pursuant to which K-PEC may take certain actions to correct an error in its NAV calculation. Depending on the error's nature and size, K-PEC may be reimbursed for errors causing net losses, or K-PEC unitholders may receive additional repurchase or distribution proceeds, refunds for excess subscription payments, or additional units for errors causing net losses to them. Pursuant to the terms and limitations of the NAV error correction policy, there may be circumstances where an error is not corrected, which could result in net losses to K-PEC or to unitholders, such as the fund. Prospective K-PEC unitholders, including the fund, will not know the NAV per share of their investment until after the investment has been accepted.

New company risks – K-PEC and KKR Manager have limited operating history upon which prospective K-PEC unitholders can evaluate their performance. K-PEC unitholders should not draw conclusions from the prior experience of the KKR private equity team, as the past performance of KKR’s investment funds, vehicles, and accounts is not predictive of K-PEC’s performance. K-PEC’s acquisitions may differ from previous investments made by KKR. KKR has not previously sponsored or managed an operating company similar to K-PEC. K-PEC is subject to the business risks and uncertainties associated with any new company, including the risk of not achieving its business objectives and a potential decline in the value of its units.

KKR Manager cannot assure potential unitholders that it will be able to choose, make, and realize returns in any particular portfolio company. There is no assurance that K-PEC returns, if any, will be commensurate with the risks of owning and controlling the type of portfolio companies in which K-PEC expects to invest. There is no assurance that any K-PEC unitholder will receive any distribution from K-PEC or liquid assets with respect to the repurchase of its units. Therefore, purchasing K-PEC’s units should only be considered by persons who can afford a loss of their entire investment.

Limited shareholder liquidity risks – A purchase of K-PEC’s units requires a long-term commitment and should be viewed as an illiquid investment with no certainty of return. K-PEC’s investments in portfolio companies generally involve longer holding periods and are less liquid than traditional equity holdings. There is no established market for K-PEC’s units, making it difficult for K-PEC unitholders, such as the fund, to realize their investment or ascertain market value. Units are subject to resale restrictions under securities laws, and repurchases by K-PEC will likely be the only disposal method for K-PEC unitholders. It is uncertain when profits, if any, will be realized, and operating expenses may exceed income, requiring payment from K-PEC’s assets. Share repurchase requests depend on KKR Manager's determination of liquidity, which may cause delays. K-PEC intends to own portfolio companies long-term through Joint Ventures, with limited potential buyers and sellers, which may affect purchase availability and the ability to sell at fair value. Illiquidity could result from legal or contractual resale restrictions, and a portfolio company’s realizable value may be less than its intrinsic value. Exiting portfolio companies depends on equity market strength, liquidity, and IPO market conditions, with strategic sales affected by financing availability and market volatility. K-PEC’s units are suitable only for sophisticated investors willing to accept risks and lack of liquidity. Publicly traded securities holdings are subject to economic, political, interest rate, and other risks, with potential contractual or other sale limitations preventing K-PEC from taking advantage of favorable market prices.

Share repurchase risks – K-PEC is designed for long-term investors, and its units should be considered illiquid. K-PEC unitholders, such as the fund, must be prepared to hold units indefinitely, as they may not be able to sell them at all or at a favorable price. K-PEC may repurchase fewer units than requested, subject to caps, and K-PEC’s board may modify or suspend the share repurchase plan if it deems doing so is in the best interest of K-PEC and its unitholders. A quarterly share repurchase plan allows unitholders to request repurchases, but repurchases are limited to 5% of the aggregate NAV per quarter. Excess units may be repurchased at a discount, but there is no guarantee of additional liquidity. K-PEC’s board can make exceptions, modify, or suspend the plan. If the full amount of requested units is not repurchased, funds will be allocated pro rata. Most of K-PEC's assets are illiquid portfolio companies, so sufficient liquid cash may not always be available for repurchases. Repurchases may require borrowing or asset sales, increasing risks and expenses. If repurchase requests burden liquidity or operations, K-PEC may choose to repurchase fewer units or none at all. If K-PEC’s board suspends the share repurchase, the board must consider quarterly whether to continue any suspension of the repurchase plan.

Economic events may lead unitholders -to request repurchases of their units, adversely affecting K-PEC's cash flows, operations, and financial condition. Unitholders might seek to sell units during adverse economic conditions, impacting asset performance. Satisfying repurchase requests could strain cash flow, limit future repurchases, hinder new acquisitions, or force asset sales at unfavorable times, negatively affecting operations and financial health. K-PEC may also require unitholders to have their units repurchased at any time, with 10 days' notice, if deemed in K-PEC's best interest. Such mandatory repurchases are not subject to repurchase limits or early repurchase fees unless otherwise determined by K-PEC.

Payment of the management fee or performance participation allocation in shares – At KKR Manager’s election, K-PEC will pay KKR Manager all or a portion of its management fee in Class F units instead of paying KKR Manager an equivalent amount of such management fee in cash, which will dilute the interests of investor units issued by K-PEC. In addition, K-PEC may pay KKR all or a portion of its performance participation allocation in Class F units instead of paying KKR an equivalent amount of such performance participation allocation in cash, which will similarly dilute the interests of investor units issued by K-PEC.

Risks Related to K-PEC’s Investments in Indebtedness, Preferred and/or Structured Equity Securities

Corporate bonds risks – K-PEC may invest in corporate bonds consisting of a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities and may hold corporate bonds that are below investment grade quality. Corporate bonds rated below investment grade quality (that is, rated below “BBB-” by Standard & Poor’s Corporation or Fitch Ratings, Inc., below “Baa3” by Moody’s Investors Service, Inc. or comparably rated by another nationally recognized statistical rating organization) are commonly referred to as “high yield” securities or “junk bonds.” Corporate bonds rated below investment grade quality are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Corporate bonds rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad.

If K-PEC holds a significant portion of its assets in one market segment, it will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in such segment of the corporate bond market.

Loans risks – The prices of, and the income generated by, loans and other similar forms of debt held by K-PEC may be affected by factors such as the interest rates, maturities and credit quality of these securities. Loans and similar debt instruments may not be securities, but could represent a specific commercial loan to a borrower.

When purchasing indebtedness and loan participations, K-PEC is subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Where K-PEC invests as a sub-participant in syndicated debt, it could be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, K-PEC will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower. There could be less readily available and reliable information about most bank loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Exchange Act.

In general, the secondary trading market for bank loans is not fully developed. No active trading market may exist for certain senior secured loans, which could make it difficult to value them.

Lender liability risks – A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, K-PEC will, from time to time, be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” As a result, K-PEC could be subject to claims from creditors of an obligor that its interests in debt issued by such obligor should be equitably subordinated.

Convertible securities risks – K-PEC may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities have unique characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. If a convertible security held by K-PEC is called for redemption, K-PEC will be required to permit the issuer to redeem the security, convert the security into the underlying common stock or sell the security to a third party. Any of these actions could have an adverse effect on K-PEC’s ability to achieve its investment objective.

Commercial mortgage-backed securities risks – Commercial mortgage-backed securities (“CMBS”) are subject to particular risks, including a lack of standardized terms, shorter maturities than residential mortgage loans and the payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In the event that KKR Manager overestimates the pool level losses relative to the price K-PEC pays for a particular CMBS, K-PEC may experience losses with respect to such CMBS. Periods of market volatility could impact the valuations of K-PEC’s assets and impair its ability to sell such CMBS if it were required to liquidate all or a portion of its CMBS quickly.

Residential mortgage-backed securities risks – K-PEC’s potential holdings of residential mortgage-backed securities (“RMBS”) are subject to risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie K-PEC’s potential holdings of RMBS and the exhaustion of any underlying or additional credit support, K-PEC may not realize its anticipated return and may incur a loss.

Asset-backed securities risks – Asset-backed securities, including holdings of pass-through certificates, securitization vehicles or other special purpose entities, may be more sensitive to changes in prevailing interest rates than other securities and prepayment on the underlying assets may have the effect of lowering their return. The asset-backed securities K-PEC may hold are also subject to risks associated with their structure and the nature of the underlying assets and the servicing of those assets, including default risk, recovery on collateral, cash flows and the tranche in which the holder has an interest. Many asset-backed securities K-PEC may hold may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying exposure to changes in the value of the underlying assets and may also result in increased volatility in K-PEC’s NAV. The value of an investment in K-PEC’s units may be more volatile and other risks tend to be compounded if and to the extent that K-PEC is exposed to asset-backed securities.

Collateralized debt obligations risks – K-PEC may hold collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”) and other similarly structured securities. The risks of holding a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument K-PEC holds. These instruments may carry risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the possibility that holdings of CBOs, CLOs and other CDOs are subordinate to other classes or tranches thereof; and (iv) the possibility that the complex structure of the security may not be fully understood at the time of acquisition and may produce disputes with the issuer or unexpected results.

K-PEC Risks Related to Taxation

K-PEC tax risks – K-PEC’s ability to make distributions depends on it receiving sufficient cash distributions from its underlying Operating Subsidiaries, and K-PEC cannot assure its unitholders that it will be able to make cash distributions to them in amounts that are sufficient to fund their tax liabilities. If K-PEC or its portfolio companies expected to be treated as a partnership for U.S. federal income tax purposes were to be treated as a corporation for U.S. federal income tax purposes, the value of the fund’s investment in K-PEC might be adversely affected. In order for K-PEC to be treated as a partnership for U.S. federal income tax purposes, under present law, 90% or more of K-PEC’s gross income for every taxable year must consist of “qualifying income,” as defined in Section 7704 of the Code, and K-PEC must not be required to register as an investment company under the 1940 Act and related rules. Changes in tax laws related to partnerships and the “qualifying income” exception under the “publicly traded partnership” provisions under Section 7704 of the Code may have a material adverse effect on K-PEC’s qualification as a partnership for U.S. federal income tax purposes.

K-PEC’s structure involves complex provisions of U.S. federal income tax law for which no clear precedent or authority may be available. The tax characterization of K-PEC’s structure is also subject to potential legislative, judicial, or administrative change and differing interpretations, possibly on a retroactive basis.

To meet U.S. federal income tax and other objectives, K-PEC and its portfolio companies may invest through U.S. and non-U.S. subsidiaries that are treated as corporations for U.S. federal income tax purposes, and such subsidiaries may be subject to corporate income tax or be classified as passive foreign investment companies or controlled foreign corporations. Tax-exempt organizations may face certain adverse U.S. tax consequences from owning units if K-PEC generates unrelated taxable business income.

K-PEC’s delivery of required tax information for a taxable year may be subject to delay, which could require a unitholder who is a U.S. taxpayer to request an extension of the due date for such unitholder’s income tax return. In addition, the U.S. Internal Revenue Service (the “IRS”) may not agree with certain assumptions and conventions that K-PEC uses in order to comply with applicable U.S. federal income tax laws or that K-PEC uses to report income, gain, loss, deduction, and credit to unitholders. If the IRS makes an audit adjustment to K-PEC’s income tax returns, it may assess and collect any taxes (including penalties and interest) resulting from such audit adjustment directly from K-PEC, in which case cash available for distribution to unitholders might be substantially reduced. Under the Foreign Account Tax Compliance Act of 2010, certain payments made by K-PEC may be subject to a 30% federal withholding tax, unless certain requirements are met. If K-PEC is required to register as an investment company under the 1940 Act, it would likely be treated as a publicly traded partnership that is subject to corporate income taxes.

Risks Related to Co-Investments

Valuation risks – Valuations of portfolio companies underlying the fund’s co-investments are estimates of fair value and may not necessarily correspond to realizable value. The fair value of all portfolio companies will ordinarily be based on the determination of KKR in accordance with applicable valuation policies and procedures. The valuation methodologies used to value portfolio companies will involve subjective judgments and projections. In certain circumstances, the valuation of a portfolio company may not reflect the price at which the portfolio company is ultimately sold, and the difference between the valuation and the ultimate sale price could be material. The ultimate realization of the value of a portfolio company depends to a great extent on economic, market and other conditions beyond the control of the fund, its investment adviser or KKR. Valuation methodologies may permit reliance on a prior period valuation of particular portfolio companies. The valuation of the portfolio companies underlying the fund’s co-investments will, in certain circumstances, affect the ability of KKR to form and attract capital to KKR Vehicles. As a result, there may be circumstances in which KKR is incentivized to make more speculative acquisitions of portfolio companies, seek to deploy capital in portfolio companies at an accelerated pace, hold portfolio companies longer and/or to determine valuations that are higher than the actual fair value of portfolio companies. In particular, given that the fees for co-investments will be dependent on the valuation of illiquid assets, which will be determined by KKR, KKR could be incentivized to value the assets higher than if the fees were not based on the valuation of such assets. The foregoing conflicts arising from valuation matters will not necessarily be resolved in favor of the fund, and fund shareholders may not be entitled to receive notice or disclosure of the occurrence of these conflicts.

Structural risks of co-investments; allocations – The fund expects to invest in each co-investment opportunity alongside K-PEC, and possibly other KKR Vehicles that pursue private equity strategies, through a limited partnership formed in furtherance of such co-investment (the “Vehicle”). As a limited partner, the fund will have limited or no control over the management, operations, or investment decisions of the Vehicle, and KKR or its affiliates, acting as the general partner or manager, will exercise sole discretion over the investment decisions of the Vehicle, including the selection, structuring, and disposition of the underlying portfolio company. This may expose the fund to decisions that do not necessarily align with the fund’s investment objective or strategies. In addition, while KKR will generally seek to ensure that K-PEC, any other KKR Vehicles and Co-Investors participate in any co-investment and any related transactions on comparable economic terms to the extent practicable, and subject to legal, tax and regulatory considerations, co-invest opportunities may not be allocated pro rata among Co-Investors and the fund could participate in such transactions on different and potentially less favorable economic terms than such parties.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

No Public Trading [Text Block]	The fund’s shares have no history of public trading, nor are they listed for trading on any national securities exchange.
No Trading History [Text Block]	Because the fund is newly organized, it has no operating history.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of capital structure and shares The fund was organized as a Delaware statutory trust on July 10, 2025. All fund operations are supervised by the fund’s board, which meets periodically and performs duties required by applicable state and federal laws.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, repurchase, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board and set forth in the fund’s rule 18f-3 Plan. Each class’s shareholders have exclusive voting rights with respect to the respective class’s rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the Trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Security Dividends [Text Block]

Dividends and distributions Distributions of net investment income, if any, generally are declared and paid at least semi-annually by the fund. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in June and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Dividends and capital gain distributions are reinvested in additional shares of the same class of the fund at net asset value unless you indicate otherwise on the account application.

Security Voting Rights [Text Block]	Each class’s shareholders have exclusive voting rights with respect to the respective class’s rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the Trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.
Rights Limited by Other Securities [Text Block]

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your Class A or Class A-2 sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your Capital Group Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your Capital Group Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your Capital Group Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

If you make a gift of Capital Group Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund the fund’s investments in K-PEC and any investments in the equity and/or debt of private companies may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; the imposition of tariffs and other trade restrictions; levels of public debt and deficits and related reductions in credit ratings; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of underlying investments, including allocations to K-PEC and to individual co-investment opportunities, as well as the relative allocation of the fund’s assets to public and private equity investments could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund structure — The fund invests in K-PEC or other KKR Vehicles and co-investments and incurs expenses related to such investments. Investors in the fund will also incur fees in connection with certain expenses related to the operations of the fund. Additionally, the investment adviser expects to access private equity opportunities from KKR without considering the universe of other available third-party investment vehicles. This means that the fund’s investment adviser does not, nor does it expect to, consider any available third-party investment vehicles managed by managers other than KKR as investment options for the fund to obtain private equity exposure. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund. See “Conflicts of Interest” in the SAI for additional information.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase offers risk — As described under “Periodic Repurchase Offers” above, the fund is an interval fund and, in order to provide liquidity to shareholders, the fund, subject to applicable law, will conduct periodic repurchase offers of 5% to 25% of its outstanding shares at net asset value, subject to approval of the board. The fund expects initially to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may request that more shares be repurchased than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares subject of a repurchase request in a repurchase offer may decline to the extent there is any delay between the Repurchase Request Deadline and the date on which the net asset value for tendered shares is determined. Such fluctuations may be exacerbated by currency fluctuations to the extent the fund invests in securities denominated in currencies other than the U.S. dollar. The net asset value on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request.

The fund believes that these repurchase offers are generally beneficial to the fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested or force the fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which could adversely affect the fund’s investment performance. In addition, diminution in the size of the fund through repurchases may result in an increased expense ratio for shareholders who do not submit a repurchase request, may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant) and, unless offset by sufficient sales of fund shares, may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity securities — Equity securities include, among other things, common stocks, preferred securities, convertible stocks and warrants. The values of equity securities may decline due to general market conditions that are not specifically related to a particular company. See the "Market conditions” risk factor above. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing In Growth Oriented Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing In Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in private equity investments — The fund will have significant exposure to private equity investments of KKR. These investments are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended by KKR to bring about some kind of change in an operating company. The fund will typically gain investment exposure to private equity investments through its investments in K-PEC or other KKR Vehicles and through co-investment opportunities with KKR. The risks described in this section apply to direct investments in private equity, indirect investments in private equity through K-PEC or other KKR Vehicles, and through co-investment opportunities with KKR.

Investments in private equity involve the same types of risks associated with an investment in any operating company. However, securities of the underlying companies tend to be more illiquid, and highly speculative. Private equity investments have generally been dependent on the availability of debt or equity financing to fund the acquisitions of such investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, which may in turn reduce the availability of private equity investment opportunities for the fund.

Costs associated with investments in private equity are generally greater than those of investments in other asset classes. Furthermore, in addition to bearing their portion of the fund’s fees and expenses, shareholders in the fund will indirectly bear a portion of the asset-based fees, incentive fees and other expenses incurred by the fund as an investor in K-PEC or other KKR Vehicles and in co-investments. As a result, to the extent an investor in the fund has direct access to the Underlying Investments, such investor may be subject to higher operating expenses as a shareholder in the fund than if he or she invested in an Underlying Investment directly or in a closed-end fund that did not invest in underlying private vehicles. Incentive fees known as performance participation allocations are paid to KKR in respect of the fund’s investment in K-PEC where such investment delivers returns (on a realized and unrealized basis) in excess of a specified hurdle. Carried interest is paid to KKR in respect of each of the fund’s co-investments where its co-investment delivers realized returns in excess of a specified hurdle. These incentive fees will reduce the net realized returns of the fund’s investments in K-PEC and in co-investments, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees. In addition, the incentive fees may be paid on an investment even if other investments of the fund deliver negative returns.

The fund may have exposure to portfolio companies that are in a conceptual or early stage of development. These companies are often characterized by short operating histories, new technologies or products, quickly evolving markets and management teams that may have limited experience working together, all of which enhance the difficulty of evaluating these acquisition opportunities. The management of such companies will need to implement and maintain successful sales and marketing and finance capabilities and other operational strategies in order to become and remain successful. The loss of key management personnel could be detrimental to the prospects of such companies. Other substantial operational risks to which such companies are subject include uncertain market acceptance of the company’s products or services, a high degree of regulatory risk for new or untried and/or untested business models, products and services, high levels of competition among similarly situated companies, lower capitalizations and fewer financial resources and the potential for rapid organizational or strategic change. Emerging technology companies are subject to risk based on the characterization of the industry, including the possibility that rapid technological developments may render such companies’ technology obsolete, uneconomical or uncompetitive prior to the company achieving profitability. Certain of these companies will need substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies also have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, emerging growth companies are more susceptible to macroeconomic effects and industry downturns. Such companies also face intense competition, including from companies with greater financial resources, more extensive marketing and service capabilities and a larger number of qualified personnel.

Moreover, the fund may have exposure to certain portfolio companies that have and are expected to have significantly fewer products, services or clients than more established companies. Competition to such companies can develop from other new and existing companies, products and services. If a company is dependent on a limited number of products or services or the business of a limited number of clients, a significant risk exists that a proposed service or product cannot be developed successfully with the resources available to the company. Rapidly changing technology can also make a product or service obsolete in a short period of time. There is no assurance that the development efforts of any company will be successful, or, if successful, will be completed within the budget or time period originally estimated. The consequences of failure of such products or services or the loss of such clients could be devastating to the prospects of such company, which in turn could negatively affect the fund’s performance.

The fund may have investment exposure to companies that have already received one or more rounds of financing. These securities may be among the most junior in a portfolio company’s capital structure and thus subject the fund to a greater risk of losing all or part of its invested capital. There will often be no collateral to protect the fund’s investment exposure to such securities once made.

Most of the fund’s investments in private equity will be highly illiquid, and there can be no assurance that the fund will be able to realize any such investment at any given time. Although investments by the fund may generate current income, the return of capital and the realization of gains, if any, from such an investment will generally occur only upon the partial or complete disposition or refinancing of the investment. While a portfolio company may be sold at any time, it is not generally expected that this will occur for a number of years after the investment in such portfolio company is made, and some investments may be held for much longer periods of time. Moreover, an investment that initially consists of an interest in assets may be exchanged, contributed or otherwise converted into private or publicly-traded stock of a corporation, interests in a limited liability company or other interests or assets (and vice-versa), and any such exchange, contribution or conversion will likely not constitute a disposition of the type that results in investors receiving distributions. In addition, the fund will generally not be able to sell its private equity securities publicly unless their sale is registered under applicable securities laws, or unless an exemption from such registration requirements is available. In addition, in some cases the fund may be prohibited by contract or legal or regulatory reasons from selling certain securities for a period of time.

K-PEC Being Required To Register As An Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of K-PEC being required to register as an investment company — The fund expects to invest significantly in K-PEC. K-PEC operates its business in a manner intending for it to be excluded from the definition of an “investment company” under the 1940 Act. As such, the fund’s investments in K-PEC are not subject to the limitations set forth in Section 12(d)(1) of the 1940 Act or Rule 12d1-4 under the 1940 Act. If K-PEC were in the future to fall within the definition of an “investment company” under the 1940 Act, the fund’s investments in K-PEC may be materially and adversely affected and its continued ability to invest in K-PEC may be limited pursuant to the requirements of the 1940 Act. See “Risks of Investing in K-PEC and K-PEC Co-Investments – Risk of being required to register as an investment company” for additional detail.

Investing In KKR Co-investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in KKR co-investment opportunities — To the extent permitted by law, the fund expects to invest in private equity securities through co-investments alongside K-PEC and/or other KKR Vehicles that pursue private equity strategies.

With respect to KKR’s syndication of co-investment opportunities to Co-Investors, there can be no assurances that any particular investor, including the fund, will be given the opportunity to participate in any co-investment opportunities, or on the same or comparable economic terms as other Co-Investors. See “Conflicts of Interest” in the SAI for additional information. The fund may participate in a co-investment to a lesser extent relative to other Co-Investors or, under certain circumstances, may not participate in the co-investment at all. The market for co-investment opportunities is competitive and limited, and the co-investment opportunities to which the fund wishes to allocate assets may not be available at any given time. Ultimately, an inability to receive the fund’s desired allocation to certain co-investments could represent a risk to the fund’s ability to achieve its desired investment returns.

The fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of KKR and its affiliates. When a new co-investment opportunity arises, the fund’s investment adviser conducts a review of the available investment materials based on the fund’s investment objective and constraints. If the investment adviser decides to pursue a co-investment opportunity, a sizing determination is made in respect of such investment. The fund generally relies on KKR and its affiliates offering such co-investment opportunity to perform initial and ongoing due diligence on the relevant portfolio company and to negotiate terms of the investment into the relevant portfolio company. The investment adviser does not expect to have the ability to conduct the same level of due diligence on co-investment opportunities as it conducts for other investments, or to negotiate the terms of such co-investments.

In relying on KKR to perform initial and ongoing due diligence on portfolio companies for co-investments, the investment adviser has considered KKR’s position as a leading global investment firm with an extensive history of leadership, innovation and investment excellence in private equity markets.

The fund’s co-investments will be illiquid holdings that are generally intended to be held by the fund over the medium-to-longer term. The fund will generally rely on KKR and its affiliates to sell the portfolio company underlying a co-investment in order to realize such co-investment, and the investment adviser will be limited in its ability to otherwise sell such co-investments. A proposed sale of a co-investment by the fund (prior to the time of sale of the relevant portfolio company as determined by KKR and its affiliates) will typically require consent by KKR and its affiliates and be sold at a discount.

As the fund relies on KKR and its affiliates to perform initial and ongoing due diligence on portfolio companies for co-investments, the fund may not always have access to the same level of information regarding such portfolio companies as compared to public companies. A portfolio company’s business activities that are not fully disclosed to the fund may involve risks under some market conditions that are not anticipated by the fund. Furthermore, this lack of access to information may make it more difficult for the fund to evaluate co-investment opportunities.

Complex investment opportunities, such as the private equity investment transactions in which the fund may co-invest, present risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities.

See “Risks Related to Co-Investments” for additional detail.

Nondiversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Investing In Financials Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in financials — The fund intends to invest meaningfully in one or more KKR Vehicles and, in effect, concentrate in the financial services group of industries. As a result, under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financial services group of industries and the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Availability Of Private Equity Investment Opportunities Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of private equity investment opportunities; competition — Over the past several years, a number of competing investment vehicles with similar investment objectives have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. These may include other funds and accounts managed by the investment adviser or by KKR and one or more other KKR vehicles. As a result, it is possible that competition for appropriate private equity investment opportunities could increase, thus reducing the number of such opportunities available to the fund.

Such reduction of, and competition for, private equity investment opportunities could adversely affect the terms upon which investments can be made by the fund. There can be no assurance that the investment adviser will be able to locate and complete investments which satisfy the fund’s investment objective or to realize upon their values.

Investing In Illiquid Investments And Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in illiquid investments and liquidity risk — The fund expects to invest significantly in private, illiquid securities, including through its investments in K-PEC or other KKR Vehicles and co-investments. Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. In addition, illiquid securities are typically subject to restrictions on resale and the fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time.

Valuation Of Private Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation risk of private equity — Unlike publicly traded equity securities which trade on national exchanges, there is no central place or exchange for private equity securities to trade. Due to the lack of centralized information and trading, the valuation of private equity securities generally carries more risk than that of publicly traded equity securities. In addition, other market participants may value securities differently than the fund. As a result, the fund may be subject to the risk that when a private equity security is sold in the market, the amount received by the fund is less than the value carried on the fund’s books. These risks are heightened with respect to private equity investments, which rarely have readily available market quotations. As a result, such securities require the investment adviser to estimate, in accordance with their valuation policies, the fair value of such investments on the valuation date.

Fair value pricing is based on subjective judgments, significant unobservable inputs and may differ materially from the value that would be realized if the security were to be sold. The investment adviser seeks to evaluate on a daily basis material information about the fund’s investments, and in some cases, the investment adviser utilizes third party sources for such information. For example, the fund may utilize inputs obtained from K-PEC or KKR or their affiliates and/or agents regarding certain K-PEC and private equity investments through KKR co-investment opportunities. However, the investment adviser may not be able to acquire and/or evaluate properly such information on a daily basis for certain investments. Due to these various factors, the fund’s fair value determinations can cause the fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive. Absent bad faith or manifest error, valuation determinations of the investment adviser will be conclusive and binding on shareholders of the fund.

Investing Outside United States Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the United States. As a result, investments outside the United States may be subject to less available information and, may be more difficult to value than investments in the United States; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by the fund may require governmental registration and/or approval. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency — The prices of foreign securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa.

Exposure To Country Region Industry Or Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New fund risk — There can be no assurance that the fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the fund’s gross expense ratio may fluctuate during its initial operating period because of the fund’s relatively smaller asset size and, until the fund achieves sufficient scale, a shareholder may experience proportionally higher fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Cybersecurity Breaches Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Dependence On Investment Adviser And KKR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on investment adviser and KKR — The fund’s strategy to invest in private equity securities is highly dependent on the relationship between the investment adviser and KKR. If this relationship were to alter or terminate for any reason, the fund may not be able to pursue access to private markets investments in whole or in part and/or be forced to liquidate, resulting in potential investment losses to fund shareholders. Other potential consequences include the possibility of increased transaction costs on the sale of securities and reinvestments in other securities, as well as the possibility of realizing taxable capital gains, including short-term capital gains, and, in certain circumstances, ordinary income, which may increase taxable distributions (including those distributable as ordinary income) to shareholders. It is also possible that changes in the fund’s investment program resulting from alteration or termination of the strategic relationship with KKR could threaten the fund’s ability to qualify as a regulated investment company. See “Risks Related to K-PEC's Structure” for additional detail.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax risks — The fund currently intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year.

The fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the fund’s ability to qualify for such treatment.

As described further below under “K-PEC Risks Related to Taxation,” K-PEC intends to be treated as a partnership for U.S. federal income tax purposes. If K-PEC were to fail to qualify to be treated as a partnership, the fund may not meet the asset diversification tests necessary to qualify as a RIC.

If, in any year, the fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investing In K- PEC And K- PEC Co-investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in K-PEC and K-PEC Co-Investments

Because the fund expects to invest a significant portion of its assets in K-PEC, and may also invest in private equity securities through co-investments alongside K-PEC or one or more other KKR Vehicles that pursue private equity strategies, the risks associated with investing in the fund are closely related to the risks associated with the securities and other investments held by K-PEC. The ability of the fund to achieve its investment objective will depend in part upon the ability of K-PEC to achieve its investment objectives. There can be no assurance that the investment objectives of K-PEC will be achieved. In addition, K-PEC's investment strategies and focus are subject to change.

KKR DAV Manager LLC, a Delaware limited liability company and wholly owned subsidiary of KKR ("KKR Manager"), serves as the manager of K-PEC. Consequently, the fund’s investments in K-PEC are subject to the risk that the methods and analyses, including models, tools and data, employed by KKR Manager in this process may be flawed or incorrect and may not produce the desired results. This could cause K-PEC to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAV of K-PEC. The extent to which the investment performance and risks associated with the fund correlate to those of K-PEC will depend upon the extent to which the fund’s assets are allocated from time to time for investment in K-PEC, which will vary. Because the fund’s NAV is related to the NAV of K-PEC, inaccuracies, delays or other disruptions in the calculation of K-PEC’s NAV may adversely impact the fund.

The expenses associated with investing in a fund that invests a significant portion of its assets in another vehicle are generally higher than those for funds that do not invest in other vehicles. By investing in the fund, an investor will indirectly bear certain fees and expenses related to the fund’s investments in K-PEC and in co-investments – including asset-based fees and incentive fees – in addition to the fund’s direct fees and expenses. These indirect fees and expenses will reduce the net realized returns of these investments, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees and expenses.

In addition, performance participation allocations are paid to KKR in respect of the fund’s investment in K-PEC where such investment delivers returns (on a realized and unrealized basis) in excess of a specified hurdle. That said, a performance participation allocation may be paid for the fund’s investment in K-PEC regardless of the performance of the fund’s co-investments or the fund more generally. Likewise, carried interest is paid to KKR in respect of each of the fund’s co-investments where its co-investment delivers realized returns in excess of a specified hurdle. Such carried interest will be paid irrespective of the performance of K-PEC, the fund’s other co-investments and/or the fund more generally. Said differently, KKR or a KKR affiliate may receive incentive fees even if other investments of the fund, and the fund as a whole, deliver negative returns.

As a result of the fund’s significant investments in K-PEC, the fund is indirectly subject to the following risks that may materially and adversely affect K-PEC’s business, financial condition, results of operations and cash flows. In addition, the risks described below related to the investments and portfolio companies held by K-PEC will apply to the fund’s co-investments alongside K-PEC and other KKR Vehicles that pursue private equity strategies. The risks of K-PEC described herein are as of the date of this prospectus and are subject to change. For additional information, investors should consult K-PEC’s most recent Form 10-K and other filings, which are publicly available on the SEC’s public EDGAR website under “KKR Private Equity Conglomerate LLC”.

Market And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market and geopolitical risks – Difficult market and economic conditions can significantly and negatively impact K-PEC’s business operations. Factors such as global economic outlook, interest rates, credit availability, currency exchange rates, and trade barriers, which are beyond the control of KKR Manager, can affect the liquidity and value of K-PEC’s holdings and hinder new acquisitions. These conditions can reduce the value or performance of portfolio companies and limit access to financing, thereby affecting K-PEC’s unitholder returns.

The regulatory environment in the United States could also impact K-PEC’s business operations due to potential legislative changes. Changes in regulatory agendas may introduce regulatory measures affecting the financial services industry, tax policies, and trade restrictions. Changes in economic policy, asset management regulation, tax law, immigration policy, environmental protection, and government programs could adversely affect K-PEC’s business and portfolio companies. Legislative and regulatory activities by various U.S. bodies could make it more challenging for K-PEC to achieve its business objectives.

Populist and anti-globalization movements in Western Europe and the United States could lead to significant disruptions in global markets, impacting businesses and portfolio companies reliant on international trade. Global and regional economic conditions, such as equity and credit market liquidity, affect K-PEC’s financial conditions and operations. Tightening liquidity can increase capital costs and affect acquisition opportunities.

Public health crises, such as pandemics, can have unpredictable business and economic impacts, affecting K-PEC’s share values, portfolio company valuations, operations, capital raising, acquisitions, financial obligations, litigation risks, cybersecurity, and employee well-being.

Geopolitical developments, such as trade conflicts, sanctions, civil unrest, and security events, can disrupt K-PEC’s business operations. Increased geopolitical competition and conflicts, such as the Russian invasion of Ukraine and tensions in the Middle East, complicate the international business environment. Trade wars and barriers can limit business opportunities and negatively impact K-PEC’s operations. Sanctions and trade restrictions can affect portfolio companies through supply chains, commodity prices, and macroeconomic exposure. The broader consequences of geopolitical risks are unpredictable but can adversely affect macroeconomic conditions, security, currency exchange rates, and financial markets, impacting K-PEC’s revenues and profitability.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity risks – In addition, K-PEC has significant liquidity requirements to meet various obligations, including, without limitation, repurchasing units, growing and supporting portfolio companies, servicing debt obligations, funding cash operating expenses and paying any cash distributions in accordance with K-PEC’s distribution policy. If adverse market and economic conditions adversely affect K-PEC’s sources of liquidity, K-PEC may be forced to increase indebtedness or sell assets at unfavorable times. K-PEC has entered into a revolving credit agreement with an unaffiliated lender and a line of credit with KKR Alternative Assets LLC, an affiliate of KKR. KKR Alternative Assets LLC may terminate the line of credit at any time upon delivery of written notice. Such termination could adversely impact K-PEC’s liquidity and acquisition opportunities. Additionally, if K-PEC has difficulty identifying and purchasing suitable portfolio company holdings, K-PEC may hold significant amounts of cash for longer periods, which would be dilutive to overall returns.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage risks – K-PEC’s investment strategy depends heavily on leverage, and a decrease in the availability of financing for leverage transactions would impair K-PEC’s ability to achieve its investment objectives. K-PEC’s investments are expected to include portfolio companies and assets with significant leverage. Such investments are more sensitive to revenue declines and increases in interest rates and expenses and are more exposed to adverse market conditions.

K-PEC has entered into a revolving credit agreement and line of credit. In addition, K-PEC’s subsidiaries and affiliates may borrow on a secured or unsecured basis and guarantee obligations of any portfolio company, co-investment vehicles or KKR investment vehicles. Such borrowings may be used, without limitation, to acquire portfolio companies, pay fees and expenses and facilitate repurchase requests. Such use of leverage generally magnifies K-PEC’s opportunities for gain and risk of loss from a particular portfolio company. Further, such leverage will increase a portfolio company’s exposure to adverse economic factors such as rising interest rates, economic downtowns or deteriorations in the portfolio company’s condition. The presence of leverage substantially increases the risk profile of K-PEC and its portfolio companies.

Risk Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk management – K-PEC seeks to identify, monitor and manage financial and non-financial risks effectively. However, it remains possible that gaps in risk management policies and procedures may result in a material adverse effect on K-PEC’s returns. Additionally, K-PEC expects to enter into swaps, forward contracts and other arrangements for certain hedging purposes. The success of such hedging and other derivative transactions that K-PEC enters into generally will depend on its ability to correctly predict market changes, and while hedging arrangements may reduce certain risks, such arrangements themselves may entail certain other risks, including, but not limited to, fluctuations in currency exchange rates and requirements to post cash collateral at inopportune times.

Trade Errors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade errors – A trade error is defined as an error in the placement, execution, or settlement of a trade for a client, whether by an agent of K-PEC or its subsidiaries, KKR, or a third party. Trade errors are evaluated on a case-by-case basis, and K-PEC’s unitholders should assume they will occur. Generally, KKR, K-PEC, KKR Manager, and their affiliates are not responsible for losses from any trade errors made by KKR or a third party in respect of acquisitions made by K-PEC or any other KKR Vehicle as a result of ordinary negligence, except to the extent such parties are liable pursuant to the governing documents of K-PEC or such other KKR Vehicle.

Occasionally, KKR may choose to voluntarily reimburse K-PEC for losses from trade errors, but K-PEC’s unitholders should not expect such reimbursements and should not rely on them when evaluating K-PEC. Any reimbursement decision is not precedential and should not create the expectation of any reimbursement in the future. KKR faces conflicts of interest when determining if losses from trade errors should be borne by K-PEC and will consider factors like the adequacy of supervisory procedures. KKR Manager and KKR may evaluate claims against brokers and counterparties at fault for trade errors and seek recovery, but may also choose not to pursue claims to maintain business relationships or due to cost considerations. Errors by KKR’s own staff in placing, processing, and settling trades could also result in losses for K-PEC.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory risks – Extensive regulation of K-PEC’s business affects its activities and creates the potential for significant liabilities and penalties, which could materially affect its business. Government, quasi-government, industry, self-regulatory or other regulatory authorities, bodies or agencies often have considerable discretion to change or increase regulation applicable to K-PEC and its portfolio companies. Such changes could result in additional costs and material adverse consequences to K-PEC’s portfolio companies and business, including material costs or delays with respect to prospective acquisitions and/or preventing the consummation of acquisitions in certain instances.

K-PEC may rely on exemptions or exclusions in the United States from various requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the 1940 Act and the Employee Retirement Income Security Act of 1974 (“ERISA”) in conducting its business. If for any reason these exemptions or exclusions were to become unavailable, K-PEC’s business could be materially and adversely affected.

Anti Corruption And Trade Sanctions Laws And Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-corruption and trade sanctions laws and restrictions – Federal, state and foreign anti-corruption and trade sanctions laws and restrictions on foreign direct investment applicable to K-PEC and its portfolio companies create the potential for significant liabilities and penalties, the inability to complete transactions, imposition of significant costs and burdens, and reputational harm. Some of these laws and restrictions provide that penalties can be imposed on K-PEC for the conduct of a portfolio company, even if K-PEC has not itself violated any regulation. Additionally, certain acquisitions by K-PEC could be subject to review and approval by the Committee on Foreign Investment in the United States or other regulatory agencies resulting in limitations or restrictions on K-PEC’s acquisitions and Joint Ventures.

Misconduct Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Misconduct risk – Misconduct of employees of KKR Manager or its affiliates could bind K-PEC to unfavorable or otherwise prohibited transactions, involve illegal or otherwise inappropriate acts that have a material adverse impact (including reputational damage) on K-PEC and could result in losses. Misconduct from actions by third-party service providers could also result in losses or the disclosure of confidential information. No assurances can be given that the due diligence performed by KKR Manager will identify or prevent any such misconduct.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational risk – Operational risks, including those related to third parties who provide services to K-PEC, may cause disruptions that result in losses or limit growth. Such operational risks include, but are not limited to, errors in the placement, execution or settlement of trades by K-PEC.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial intelligence risks – The use of artificial intelligence by K-PEC and others, and the overall adoption of artificial intelligence throughout society, could potentially disrupt, among other things, K-PEC’s business models, investment strategies, operational processes, and K-PEC’s ability to identify and hire employees. K-PEC may use artificial intelligence and other quantitative analysis tools and models to inform certain of its decisions. Such technology, analysis and models are highly complex and subject to limitations and risks that have the potential to adversely impact K-PEC to the extent that K-PEC relies on artificial intelligence. There is also a risk that artificial intelligence may be misused or misappropriated by K-PEC’s employees or third parties engaged by K-PEC. Regulators are also increasing scrutiny and considering, and in some cases enacting, regulation of the use of artificial intelligence technologies. In addition, the use of artificial intelligence may require compliance with legal or regulatory frameworks that are not fully developed or tested, and K-PEC may face litigation and regulatory actions related to its use of artificial intelligence.

Conflicts Involved With Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts involved with transactions – Conflicts may arise between KKR or its affiliates and K-PEC regarding the syndication of portfolio companies and warehousing, which may not be resolved in favor of K-PEC. KKR, KKR Vehicles, or their affiliates may acquire assets as principals and later sell them to K-PEC, or vice versa, potentially at prices above or below fair value. These transactions must be on terms no less favorable than those from an unrelated third party and require approval from K-PEC’s Executive Committee and independent directors. KKR may charge fees on these transfers and retain portions of portfolio companies if syndication efforts fail. Conflicts of interest may arise regarding timing, structuring, pricing, and other terms of these transactions, and the fund will not receive notice or disclosure of these conflicts.

Acquisitions And Holdings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Acquisitions and holdings risks – K-PEC's success depends on generating attractive risk-adjusted returns and achieving medium-to-long-term capital appreciation by owning and controlling diversified portfolio companies. These companies may have limited financial resources, rely on a small group of key individuals, and face operational challenges, litigation, and the need for substantial additional capital. Issues such as bribery, fraud, and deceptive practices by senior management can negatively affect valuations of these portfolio companies and may affect broader market stability. Financial projections regarding portfolio companies are based on management's judgments and may fall short due to economic conditions, which may decrease the value of equity holdings. Portfolio companies may operate in highly regulated industries, posing greater risks due to changing market and governmental conditions. K-PEC's executives, directors, and employees may face litigation involving portfolio companies, with potential indemnification by K-PEC. Complex tax structuring in transactions could be challenged, potentially impacting portfolio companies. Non-compliance with laws and regulations by portfolio companies could hinder future acquisitions and harm K-PEC's reputation.

The exercise of control over a company by K-PEC may impose additional risks of liability for a variety of reasons, including environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the fund may suffer a significant loss. On the other hand, K-PEC may hold a non-controlling interest in certain investments and, therefore, may have a limited ability to protect its position in such investments. In such cases, K-PEC will typically be significantly reliant on the existing management, board of directors and other shareholders of such companies, who may not be affiliated with K-PEC and whose interests may conflict with the interests of K-PEC.

Acquisition Through Third Party Arrangement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Acquisition through third party arrangement risks – K-PEC may acquire interests in portfolio companies through arrangements with third parties, including minority interests, partnerships, Joint Ventures, or other entities, while maintaining exclusion from the 1940 Act. These acquisitions may involve operating partners who could also provide services to other portfolio companies, KKR Vehicles, or unaffiliated third parties. KKR will attempt to secure governance rights to implement value creation strategies, but major decisions may require consent from other investors, thereby reducing KKR’s control. Selling interests in Joint Ventures or partnerships may be more difficult, and granting approval rights to third parties could lead to deadlocks or unanticipated exits, potentially delaying business plans or requiring forced sales. Investments in publicly traded securities without intent to control will rely on existing management and other shareholders, whose interests may conflict with K-PEC’s.

Additionally, K-PEC or its affiliates, including KKR, may enter into exclusivity or non-competition arrangements with Joint Venture partners, limiting acquisition opportunities. Third-party involvement in acquisitions poses risks, such as financial difficulties or conflicting interests, potentially impacting portfolio companies. K-PEC might also bear a disproportionate share of Joint Venture expenses. Non-controlling interests may lack sufficient minority rights protection, and successful relationships with Joint Venture or operating partners are not guaranteed.

Joint Ventures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Joint ventures risks – K-PEC may enter into Joint Ventures, partnerships, or co-ownership arrangements to acquire portfolio companies, which involve unique risks and conflicts of interest. These risks include potential insolvency or fraud by the Joint Venture partner, shared decision-making authority that may prevent desired actions, and impasses on major decisions affecting operations and profitability. Joint Venture partners may have economic or business interests that conflict with K-PEC’s. They may also have different tax structures. In addition, a Joint Venture partner may experience a change in control that may disrupt K-PEC’s business. Reliance on partners for day-to-day management and financial reporting may negatively impact performance. Restrictions on selling or transferring interests, buy-sell arrangements, and insufficient partner expertise can further complicate Joint Ventures.

Disputes with Joint Venture partners may lead to costly litigation or arbitration, diverting focus from K-PEC's business and potentially reducing the ability to make new acquisitions. Additionally, K-PEC may face unfunded commitments or be incentivized to fund future commitments related to portfolio companies, even without contractual obligations. These factors collectively pose significant risks to K-PEC's operations and financial performance.

Follow On And Secondary Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-on and secondary transactions risks – As part of its Joint Venture strategy, K-PEC may form Joint Ventures with businesses already owned by another KKR Vehicle, either through follow-on opportunities or secondary transactions. These acquisitions are typically more mature with shorter hold periods compared to primary investments. However, there is no assurance that these acquisitions will yield expected returns, as gains depend on the performance and disposition of each portfolio company.

These transactions may create conflicts of interest for KKR Manager. For example, co-investing in follow-on opportunities alongside KKR or KKR Vehicles could increase concentration in a particular asset, potentially amplifying losses if the acquisition underperforms. Secondary transactions involving the acquisition of interests from KKR Vehicles or advisory clients may also raise conflicts related to allocation and structuring of acquisition opportunities, as well as KKR Manager’s incentive to earn fees. While procedures are in place to mitigate these conflicts, there is no guarantee they will enable K-PEC to identify, adequately address or mitigate these conflicts of interest.

Additionally, K-PEC may pursue acquisition opportunities in commingled funds through secondary transactions, where it will have limited control over capital deployment and exit timing. The performance of these investments largely depends on the acquisition price, which may be based on incomplete information. Some secondary investments may involve less attractive assets or contingent liabilities, and K-PEC may face challenges in recovering funds if distributions are recalled by the relevant fund.

Investments In Limited Number Of Portfolio Companies Or Geographic Regions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in a limited number of portfolio companies or geographic regions – K-PEC may make a limited number of acquisitions, meaning its overall return could be significantly impacted by the poor performance of even a single acquisition. If K-PEC intends to syndicate a portion of its investment but fails to do so, it could end up holding a larger percentage of its NAV in one acquisition, negatively affecting performance returns. Additionally, K-PEC's acquisitions might be concentrated in a few sectors and geographies, increasing susceptibility to adverse economic or business conditions in those areas.

K-PEC has limited diversification requirements, and, while K-PEC intends to have certain diversification limitations, to the extent its acquisitions are concentrated in a particular market, it could become overexposed to certain assets or companies. If such concentration occurs, K-PEC may become more susceptible to fluctuations in value resulting from adverse economic or business conditions affecting that particular market. During economic slowdowns or difficult market conditions, the impact could be exacerbated by geographic concentration. KKR Manager considers various factors to determine the primary location of a portfolio company, but diversification by region is limited. Achieving attractive returns may depend on the exceptional performance of one or a few acquisitions, which is not guaranteed. Furthermore, to the extent that the fund is a co-investor alongside K-PEC for a particular acquisition, or is an investor in any KKR Vehicles that form Joint Ventures with K-PEC for a particular acquisition, the fund’s exposure and risk of loss in such an acquisition could be further concentrated.

Heavily Regulated Industries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Heavily regulated industries risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are involved in industries that are heavily regulated. Such portfolio companies would pose additional risks relative to other portfolio companies. If a portfolio company fails to comply with any applicable regulations, it could also be subject to civil or criminal liability and the imposition of fines. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes, or judicial or administrative interpretations of existing laws and regulations, that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and could make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies may have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject the portfolio company to complex laws and regulations relating to its activities and labor relations matters. Moreover, a portfolio company’s operations and profitability could suffer if it experiences problems related to labor relations or if it is unable to negotiate new collective bargaining agreements on terms favorable to it. Any such problems additionally could bring scrutiny and attention to K-PEC, which could adversely affect K-PEC’s ability to implement its business objectives.

Commodity Price And Energy Industry Market Dislocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity price and energy industry market dislocation risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are subject to commodity price risk. The operation and cash flows of any portfolio company could depend upon prevailing market prices of commodities. Commodity prices fluctuate depending on a variety of factors beyond the control of K-PEC or KKR Manager. To the extent that events effecting commodity prices are not temporary and continue, or even worsen, this could have an adverse impact on certain portfolio companies and could lead to an overall weakening of U.S. and global economies. Such marketplace events could also restrict the ability of K-PEC to sell or liquidate certain portfolio companies at favorable times or for favorable prices. There can be no assurance as to the duration of any perceived market dislocation.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation risks – If a portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. K-PEC’s portfolio companies could in some cases have long-term rights to income linked to some extent to inflation. Typically, as inflation rises, such a portfolio company will earn more revenue but also will incur higher expenses; as inflation declines, a portfolio company may be unable to reduce expenses in line with any resulting reduction in revenue.

Health Care Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Health care sector risks – K-PEC has acquired, and may in the future acquire, portfolio companies in the health care sector, which is subject to various risks including changes in government policies, regulatory approval, and ongoing regulatory review. Early-stage health care companies face substantial risks such as limited operating histories, rapidly changing technologies, potential litigation, extensive government regulation, and challenges in obtaining regulatory approvals. These companies often operate at a loss and require substantial additional capital for research and development. They may also face intense competition from better-resourced companies.

Additionally, health care portfolio companies or their significant customers may rely on a single product under development, making them vulnerable to failure in clinical trials or regulatory approvals. Such failures could severely impact the prospects of these companies and negatively affect K-PEC's performance. Each of these risks could have a material adverse effect on the portfolio companies and, consequently, on K-PEC's overall returns.

Renewable Energy Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable energy industry risk – K-PEC may acquire renewable energy businesses and businesses which use renewable energy assets. Diverse factors, including the cost-effectiveness, performance and reliability of renewable energy technology, changes in weather and climate and availability of government subsidies and incentives, as well as the potential for unforeseeable disruptive technology and innovations, present potential challenges to portfolio companies with renewable assets. Variations in renewable resource levels impact the amount of electricity generated, and therefore cash flow generated, by renewable energy portfolio companies. The reduction, elimination or expiration of government subsidies and economic incentives could adversely affect the cash flows and value of a particular portfolio company, the flow of potential future portfolio company opportunities and the value of any platform in the sector. In addition, the development and operation of renewable assets may at times be subject to public opposition. While public opposition is usually of greatest concern during the development stage of renewable assets, continued opposition could have an impact on ongoing operations.

Distressed Companies And Bankruptcy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed companies and bankruptcy risks – K-PEC may acquire portfolio companies experiencing financial difficulties, which could lead to bankruptcy, restructuring, or insolvency proceedings. These situations carry substantial risks, including the potential for additional liabilities exceeding K-PEC’s original investment. Lenders who inappropriately control a debtor's management may face subordination of claims or liability for damages. Payments to and from K-PEC could be reclaimed under bankruptcy laws if these payments are deemed fraudulent conveyances or preferential payments. Restructuring acquisitions can be affected by local statutes, potentially resulting in adverse outcomes for K-PEC.

Distressed portfolio companies require active monitoring and may involve KKR Manager in reorganization proceedings, potentially restricting K-PEC's ability to liquidate positions. Bankruptcy and restructuring involve significant risks, including adversarial proceedings and decisions by courts that may not align with K-PEC's interests. The duration and outcome of these processes are unpredictable, with potential delays and substantial costs, particularly in jurisdictions with less sophisticated insolvency laws. Financial distress can negatively impact a portfolio company's competitive position, management stability, investment capacity, and contractual relationships, potentially leading to significant business impairment in the portfolio company or the portfolio company’s liquidation.

Insolvency laws vary across jurisdictions, with some being more debtor-friendly, imposing moratoriums on claims enforcement, or having clawback provisions invalidating transactions prior to insolvency. K-PEC may face challenges in these jurisdictions, including increased risks of participating in uncontrolled bankruptcy processes and potential invalidation of security or repayment obligations. KKR Manager will balance the advantages and disadvantages of representing K-PEC in creditors' committees, but such representation could have adverse consequences in certain situations.

Emerging Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging companies risks – K-PEC has acquired, and may in the future acquire, portfolio companies that are in a conceptual or early stage of development. Companies in emerging sectors are often characterized by short operating histories, new technologies, and evolving markets, making it challenging to evaluate acquisition opportunities. These companies need to implement successful sales, marketing, finance, and operational strategies to succeed. The loss of key management personnel can be detrimental for these companies. These companies face substantial operational risks, including uncertain market acceptance, high regulatory risks, intense competition, lower capitalizations, and potential rapid organizational changes. Rapid technological developments may render their technology obsolete before achieving profitability, and they often require substantial additional capital for expansion or to maintain competitiveness. These companies typically have shorter operating histories and negative cash flow, and are more susceptible to macroeconomic effects and industry downturns.

Furthermore, these portfolio companies may have fewer products, services, or clients compared to more established companies, increasing their vulnerability to competition. Dependence on a limited number of products, services, or clients poses significant risks if development efforts fail or are not completed within budget or on time. The failure of key products or services or the loss of major clients could severely impact the prospects of these companies, negatively affecting K-PEC's performance.

Patent Trademark And Other Intellectual Property Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Patent, trademark and other intellectual property risks – K-PEC has acquired, and may in the future acquire, companies that depend heavily on intellectual property rights, including patents, copyrights, trademarks, trade secret protection, non-disclosure agreements, service marks and proprietary information, products or processes. The value of these companies depends on their ability to enforce intellectual property laws effectively. Patent disputes are common, costly, and can prevent product commercialization, potentially leading to significant liabilities for a portfolio company. Competitors or third parties may allege intellectual property infringement by portfolio companies, their customers, or consultants, which can be expensive and time-consuming to defend, possibly halting the portfolio’s product development or sales.

The patent landscape is complex and uncertain, and infringement on third-party intellectual property rights could force portfolio companies to obtain costly licenses or cease using certain technologies. Failure to secure necessary licenses can adversely affect a company's value. Additionally, if a portfolio company's intellectual property is infringed, it may not fully capitalize on market demand. Pharmaceutical companies, in particular, face significant risks when patents or regulatory exclusivities expire, leading to competition from lower-priced generic products, especially in the United States where generic market share is high. Inconsistent global patent laws and reductions in intellectual property protection can further harm portfolio companies.

Technology Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology industry risks – Technology companies face numerous challenges, including rapidly changing market conditions, new competing products, evolving consumer preferences, short product life cycles, and disruptive innovations like artificial intelligence and data science. The low barriers to entry in the software and technology industries allow new products and services to be quickly distributed and adopted at relatively low costs, leading to significant competition and downward pressure on pricing. Any technology sector portfolio company acquired by K-PEC will need to navigate this volatile environment. Additionally, traditional industries are increasingly being disrupted by technological advancements or competing innovations, which could render products or services of portfolio companies obsolete.

Rapid technological innovation can impact K-PEC's strategies, and unforeseen advancements may negatively affect portfolio companies acquired based on inaccurate predictions about the direction or degree of innovation. Consumer tastes and preferences can shift quickly, potentially decreasing a portfolio company's market share if competitors gain favor. Technology companies often trade at high multiples to current earnings, reflecting anticipated future growth that may not materialize. Uncertainty in government regulations and policies can also impact the development and marketability of technology-based companies. A decline in the technology sector or failure to adopt technology competitively could reduce returns for K-PEC’s unitholders.

Media And Communications Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Media and communications risks – K-PEC has acquired, and may in the future acquire, portfolio companies involved in the media and communications industries. The media business faces risks from adverse government regulation, which has been in flux over the past decade and is subject to the political process. Future legislation, new regulations, or deregulation could adversely affect the business of K-PEC's portfolio companies. Additionally, the media industry experiences intense competitive pressures and significant price volatility. Rapid technological changes can also render the products and services of media-related portfolio companies obsolete as they face competition from new and developing technologies.

Similarly, the communications industry is subject to risks from adverse government regulation. Acquisitions in this sector may require K-PEC or its portfolio companies to disclose information about K-PEC and its investors, and could impose restrictions on investments in other communications companies. The regulatory environment is dynamic, and future changes in laws and regulations could negatively impact communications companies. The communications industry also faces intense competition and significant price volatility, with rapid technological advancements potentially rendering existing products and services obsolete.

Middle Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Middle-market risks – K-PEC has acquired, and may in the future acquire, “middle market” portfolio companies. Acquisitions of middle market companies, while often presenting greater opportunities for growth, can also entail larger risks than are customarily associated with acquisitions of larger, more established companies. Medium-sized companies could have more limited product lines, markets and financial resources, and could be dependent on a smaller management group. As a result, such companies are expected to be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on obtaining additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which could make realizations of gains more difficult. In addition, the relative illiquidity of private equity holdings generally, and the somewhat greater illiquidity of private holdings in small- and medium-sized companies, could make it difficult for K-PEC to react quickly to negative economic or political developments.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign investments risks – K-PEC has acquired, and may in the future acquire, portfolio companies based outside of developed economies like Western Europe and the United States. These acquisitions involve various risks, including market differences such as price volatility and illiquidity, lack of uniform accounting and financial reporting standards, and less government supervision. Additionally, these portfolio companies may face economic and political risks such as instability, exchange control regulations, restrictions on foreign investment, expropriation, confiscatory taxation, and higher inflation rates. Governmental influence on national and local economies can also be unpredictable, and financing and exit strategies for these portfolio companies may be less attractive. Local taxes on income and gains may further impact the value of these acquisitions.

The risks are generally greater for portfolio companies in emerging markets, which often lack social, political, and economic stability. Legal systems in these regions may lack transparency and limit protections for non-U.S. investors, with potential for nationalization and confiscation without fair compensation. Emerging markets are typically inefficient, illiquid, and subject to political and economic instability. These markets may have unstable governments, economies based on few commodities, and companies with limited management depth. Currency exchange fluctuations, withholding taxes, and differences in corporate governance frameworks add to the complexity. Governmental intervention and developing institutions in these regions can adversely affect K-PEC's performance and ability to achieve business objectives.

Acquisitions in Eastern Europe and the Middle East present additional risks due to political transitions, civil unrest, armed conflict, and terrorist activities. These factors can have material adverse effects on local economies, the EU, and the global economy, impacting K-PEC's operations and portfolio companies. The ongoing conflict between Russia and Ukraine, along with resulting sanctions and export controls, further exacerbates these risks, creating uncertainty and potential negative impacts on global economic and market conditions. Additionally, differences in accounting standards and practices in non-U.S. countries can complicate the evaluation and due diligence of potential acquisitions, potentially affecting K-PEC's financial assessments and decisions.

Trade Disputes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade disputes risks – Political leaders in the United States and certain European nations have been elected on protectionist platforms, raising concerns about the future of global free trade. The U.S. government may change its international trade policies, renegotiate, or terminate existing trade agreements and treaties. In response, countries like China and Mexico have instituted or threatened retaliatory tariffs on U.S. goods. These trade disruptions and barriers could negatively impact the financial performance of K-PEC and its portfolio companies.

The ongoing trade dispute between the United States and China, despite a partial trade deal, remains a source of instability, potentially causing significant currency fluctuations and other adverse effects on international markets and trade agreements. This dispute has already had negative economic consequences on U.S. markets, and further escalation into a "trade war" could significantly impact the industries in which K-PEC's portfolio companies operate. Additionally, trade disputes between other countries could pose similar or even more pronounced risks and consequences for K-PEC and its portfolio companies.

Currency Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency fluctuation risks – A significant portion of K-PEC's acquisitions and the income from these acquisitions may be denominated in non-U.S. currencies. However, K-PEC’s books will be maintained, and subscriptions to and redemptions and distributions from K-PEC will be made, in U.S. dollars. Currency devaluations against the U.S. dollar can adversely affect the value of K-PEC’s assets. Additionally, strict foreign exchange controls in certain countries can lead to artificially pegged exchange rates, distorting returns. If the U.S. dollar appreciates relative to these currencies, the dollar value of dividends, interest, or other payments received could decline, especially if not hedged. Restrictions on currency conversion and government intervention can further exacerbate these risks, potentially causing significant costs, delays, or prohibitions on converting currencies.

Currency conversion incurs costs, and while hedging transactions may be used to mitigate currency risks, their effectiveness is not guaranteed. Factors affecting currency values include trade balances, interest rates, asset values, and political and economic developments. The regulation of OTC derivatives may limit K-PEC's ability to hedge currency risks. Acquisitions in Euro-denominated businesses are also subject to volatility due to concerns about sovereign debt defaults in Europe and potential devaluation of the Euro. Such volatility can adversely impact the liquidity and value of portfolio companies and returns to K-PEC’s unitholders.

Investments In Asian Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Asian companies – K-PEC has acquired, and may in the future acquire, portfolio companies based in Asia. The economies of many Asian countries are heavily reliant on international trade and could be adversely affected by protective trade barriers, exchange controls, currency value adjustments, and economic conditions in their trading partners. A slowdown in U.S. and European economies could negatively impact economic growth in Asian countries that depend on exports to these regions. Additionally, Asian economies are vulnerable to fluctuations in global commodity prices and have experienced high inflation rates and extensive external debt.

The securities markets in most Asian countries are generally smaller and less liquid than those in the United States. Economic downturns in Asia could significantly impact these markets, potentially hindering K-PEC's ability to exit portfolio companies successfully. Limited liquidity and a high concentration of units held by a few individuals can affect K-PEC's ability to acquire or dispose of securities at desired prices and times. Furthermore, lower levels of market monitoring and regulation, along with limited enforcement, could impact acquisition prices and market activities. Private equity’s short history in the region makes it riskier than more established asset classes. The sector's short history makes it challenging to assess future performance, regulations, taxation, and risks. With the development of this sector, new regulations promulgated by Asian governments could negatively impact K-PEC and its portfolio companies.

Preferred And Or Structured Equity Securities And Opportunistic Credit And Debt Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred and/or structured equity securities and opportunistic credit and debt strategies – As part of K-PEC’s acquisition strategy, K-PEC has acquired, and may in the future acquire, preferred and/or structured equity securities and pursue opportunistic credit and debt strategies, which may have a material adverse impact on K-PEC’s liquidity. The ability of an entity to make distributions will be subject to various limitations. Also, such entity may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or be required to prepay all or a portion of its cash flows to pay outstanding obligations to credit parties. As a result, there may be a lag between the repayment or other realization from, and the distribution of cash out of, such an entity, or cash flow may be completely restricted for the life of the relevant entity. To the extent any such entity defaults in its obligations to any credit parties, such credit parties may be entitled to foreclose on any collateral pledged by the applicable entity and/or otherwise exercise rights and remedies as a creditor against the assets of any such entity, which could result in a loss of all or a part of K-PEC’s interest in any applicable portfolio company and/or distributions therefrom.

Additional Capital Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional capital requirements – Certain of K-PEC’s portfolio companies, especially those in a development or “platform” phase, can require additional financing to satisfy their working capital requirements or acquisition strategies. Each such round of financing is typically intended to provide a portfolio company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, such portfolio company might have to raise additional capital at a price unfavorable to the existing holders of the portfolio company, including K-PEC. In addition, K-PEC may contribute additional capital or exercise warrants, options or convertible securities that were acquired in the initial acquisition of such portfolio company in order to preserve K-PEC’s proportionate ownership when a subsequent financing is planned, or to protect K-PEC when such portfolio company’s performance does not meet expectations. There can be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.

Toehold Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Toehold interests – K-PEC has acquired, and may in the future acquire, toehold interests and investments in publicly traded securities of portfolio companies. K-PEC may accumulate minority positions in the outstanding equity or debt securities of (or securities or other instruments convertible into, exchangeable for or linked to the equity or debt securities of) existing or potential portfolio companies, with the intention of accumulating a sufficient position to enable K-PEC to influence the activities of such companies. This accumulation could be achieved through various means, including open market purchases, tender offers, negotiated transactions, or private placements. K-PEC may also seek to influence company governance or activities through proposals, including nominating new board members, even if opposed by the current board or management.

However, K-PEC may not always be able to execute its acquisition strategy due to various factors, such as failing to accumulate a sufficient position, inability to persuade existing management, or opposition from other unitholders. In such cases, K-PEC might dispose of its position sooner than intended, potentially at a loss if the market price has declined. This risk is heightened if the securities are thinly traded and K-PEC's position is substantial, as selling could depress the market price. Additionally, K-PEC's activities could generate negative publicity, especially if the portfolio company's board or management publicly opposes K-PEC's proposals or actions.

Risks Associated With Dependence On KKR And KKR Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks associated with dependence on KKR and KKR Manager – KKR holds, directly and indirectly, all of the voting power of K-PEC through its ownership of Class G units and is able to control the appointment and removal of all members of K-PEC’s board, including the independent directors. Accordingly, KKR exercises substantial influence over K-PEC.

K-PEC relies on the skill and expertise of its manager, KKR Manager, and the KKR private equity team, and others providing advice and services with respect to K-PEC to identify and consummate transactions of suitable portfolio companies and dispose of portfolio companies at a profit. There can be no assurance that these key business professionals or other persons will continue to be associated with or available to KKR Manager or its affiliates throughout the life of K-PEC. Access to KKR's resources is not guaranteed for every transaction, and changes in KKR's procedures can affect the management of K-PEC.

K-PEC must pay significant termination fees to KKR Manager if it ends the management agreement. KKR Manager can only terminate the agreement if K-PEC defaults on a material term and fails to remedy it within 30 days of notice. Termination by K-PEC requires a unanimous vote from independent directors and 90 days’ notice. KKR Manager may terminate the management agreement if K-PEC is required to be registered as an investment company under the 1940 Act. However, K-PEC will not be required to pay a termination fee in this case. The management agreement cannot be terminated for poor performance or changes in control and continues indefinitely unless properly terminated. Because KKR Manager is an affiliate of KKR and KKR has a significant influence on the affairs of K-PEC, K-PEC may be reluctant to terminate the agreement even in the case of a default, potentially harming unitholder value. Termination also requires K-PEC to forfeit its controlling interest in any Joint Venture, which would likely require K-PEC to register as an investment company under the 1940 Act. Termination would also require K-PEC to repurchase KKR shares within 30 days of the effective date of the termination, which could necessitate unfavorable asset liquidation or borrowing, negatively impacting unitholders.

Portfolio Company Acquisition And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio company acquisition and operational risks – The success of K-PEC depends on the ability of KKR Manager and its affiliates to identify and select appropriate portfolio companies, as well as K-PEC’s ability to acquire these portfolio companies. K-PEC competes for portfolio companies with other institutional investors as well as private equity, hedge and investment funds which could result in prices and terms for purchases of portfolio companies that are less beneficial to K-PEC than would otherwise have been the case, or the loss of acquisition opportunities. Also, there can be no assurance that K-PEC will be able to exit from its portfolio companies at attractive valuations. K-PEC likely will incur significant fees and expenses identifying, investigating, and attempting to acquire potential portfolio companies that K-PEC ultimately does not acquire, including fees and expenses relating to due diligence, transportation and travel, including in extended competitive bidding processes.

Before making a recommendation, KKR Manager will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each portfolio company. Depending on the facts and circumstances of a particular portfolio company, KKR Manager may not have sufficient time to carry out its due diligence processes with respect to such portfolio company in a timely manner, which could have a material adverse impact on K-PEC. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process, which can present a number of risks primarily relating to KKR Manager’s reduced control of the functions that are outsourced.

KKR Manager may adjust K-PEC’s business strategy and guidelines based on market conditions and may pursue portfolio companies outside of KKR's traditional sectors or regions. Any projections regarding portfolio companies that K-PEC may own and control are estimates based only on KKR Manager’s intent as of the date of such statements and are subject to change due to market conditions and/or other factors. K-PEC’s unitholders rely on KKR Manager to select portfolio companies for K-PEC, as there is no information as to the nature and terms of any portfolio companies that a prospective unitholder can evaluate.

The management teams of portfolio companies are responsible for portfolio companies’ day-to-day operations, which may include representatives with conflicting interests. KKR Manager monitors performance, but success is not guaranteed, and misconduct by management or employees of portfolio companies could cause significant losses and reputational harm. Misuse of confidential information by employees, consultants, or sub-contractors could also harm K-PEC’s reputation and financial position. Misconduct allegations could result in adverse publicity and significant reputational harm. Precautions or attempts to detect or deter such misconduct may not always be effective.

Structural Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structural conflicts of interest – As of the date hereof, KKR owns all of K-PEC’s outstanding Class G units, providing it with special rights and privileges not available to other K-PEC unitholders. In addition, KKR Manager is a wholly-owned subsidiary of KKR, and certain of K-PEC’s executive officers are employees of KKR or one or more of its subsidiaries. As a result, KKR has the power to significantly influence K-PEC’s business and affairs and can exercise significant influence over K-PEC, including removing directors (including independent directors), electing directors and filling any vacancies on the K-PEC’s board. As a result, conflicts of interest will at times arise in allocating time, services, or resources among the business activities of K-PEC, KKR Vehicles, affiliated KKR investment entities (including proprietary investment entities) and the executives of KKR.

KKR Manager receives a management fee from K-PEC regardless of its portfolio performance, which may reduce its incentive to seek high-return portfolio companies. Because the management fee is also based in part on K-PEC's outstanding equity, KKR Manager may also be incentivized to advance strategies that increase K-PEC's equity, and there may be circumstances where increasing K-PEC's equity will not optimize the returns for K-PEC's unitholders. K-PEC must pay this fee even during periods of net losses or declines in holdings value. KKR has the ability to earn a performance participation allocation, potentially motivating KKR Manager to pursue riskier, high-return portfolio companies or premature sales for short-term gains. Additionally, K-PEC reimburses KKR Manager and its affiliates for certain expenses, increasing costs if KKR Manager retains other service providers. Misaligned interests between K-PEC and KKR Manager could adversely impact business execution and financial results.

Risk Of Being Required To Register As Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of being required to register as an investment company – K-PEC has not requested that the SEC approve its determination that it does not engage primarily or hold itself out as being engaged primarily in the business of investing, reinvesting, or trading in securities, and the SEC has not done so. If the SEC were to disagree with K-PEC’s determination, K-PEC would need to adjust its business strategy and its assets to continue to satisfy the 40% test. Any such adjustment in K-PEC’s strategy or assets could have a material adverse effect on the value of K-PEC’s units.

In order to ensure that K-PEC is not deemed to be an investment company, it may be required to materially restrict or limit the scope of its operations or plans. A change in the value of K-PEC’s assets could cause K-PEC to fall within the definition of “investment company” inadvertently, and negatively affect K-PEC’s ability to maintain an exclusion from regulation under the 1940 Act.

K-PEC expects that KKR Manager will terminate the management agreement if K-PEC were required to register as an investment company under the 1940 Act, with such termination deemed to occur immediately before such event. K-PEC expects that termination of the management agreement will obligate K-PEC to forfeit its controlling interest in any Joint Venture, which would likely require K-PEC to register as an investment company under the 1940 Act and materially and adversely affect an investment in K-PEC’s units. If K-PEC were required to register as an investment company under the 1940 Act, the type and amount of acquisitions that K-PEC would be able to make as a principal would be limited and its business, financial condition, and results of operations would be materially and adversely affected.

If K-PEC were required to register as an investment company but failed to do so, K-PEC would be prohibited from engaging in its business, and civil actions could be brought against K-PEC, KKR Manager, and their affiliates. In addition, K-PEC’s contracts would be unenforceable unless a court required enforcement, and a court could appoint a receiver to take control of K-PEC and liquidate its business.

K- PEC’s LLC Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

K-PEC’s LLC Agreement – K-PEC’s governing LLC Agreement (the “LLC Agreement”) contains provisions that reduce or eliminate duties (including fiduciary duties) of K-PEC’s board and limit remedies available to K-PEC unitholders, including the fund, for actions that might otherwise constitute a breach of duty. It will be difficult for K-PEC unitholders to successfully challenge a resolution of a conflict of interest in accordance with the LLC Agreement as whenever a potential conflict of interest exists between K-PEC and KKR, KKR Manager or any of their respective affiliates, the K-PEC board may resolve such conflict of interest. If K-PEC’s board obtains the approval of its Audit Committee, the resolution will be deemed to be approved by all K-PEC unitholders and deemed not to be a breach by K-PEC’s board of the LLC Agreement or any duties K-PEC’s board may owe to K-PEC or its unitholders. Additionally, KKR, KKR Manager, their respective affiliates and K-PEC’s directors, officers and certain service providers are entitled to exculpation and indemnification resulting in limited right of action for K-PEC unitholders.

Reporting Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting obligations – K-PEC is subject to regulations, such as provisions of the Sarbanes-Oxley Act, which do not apply to private companies. Compliance with these regulations involves significant costs and efforts, and non-compliance may negatively impact K-PEC.

K- PEC Units Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

K-PEC units – There is no public trading market for K-PEC’s units and K-PEC unitholders, such as the fund, will bear the risks of owning shares for an extended period of time due to limited repurchases. K-PEC’s units have not been registered under the Securities Act, the securities laws of any state or the securities laws of any other jurisdiction and cannot be resold unless they are subsequently registered under the Securities Act and other applicable securities laws or an exemption from registration is available. K-PEC is currently registered under the Exchange Act. It is not contemplated that the units will ever be registered under the Securities Act or other securities laws other than the Exchange Act. There is no public market for the units, and none is expected to develop. Accordingly, there are no quoted prices for the units. Therefore, repurchase of units by K-PEC will likely be the only way for a unitholder to dispose of its K-PEC units. K-PEC does not expect to make distributions on a regular basis.

K-PEC may amend the LLC Agreement without unitholder approval and unitholders will not be entitled to vote for the election of directors or have any right to influence or control K-PEC’s operations. The voting power of K-PEC’s units is vested exclusively in the holders of the Class G units. KKR owns and is expected to continue to own all of K-PEC’s outstanding Class G units and will have the sole ability to elect directors of K-PEC. Unitholders, such as the fund, must rely entirely on K-PEC’s board, KKR Manager, KKR and their affiliates to conduct and manage the affairs of K-PEC and its portfolio companies.

Valuation And Net Asset Value Calculation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation and NAV calculation risks – Valuations of K-PEC’s portfolio companies are estimates of fair value and may not necessarily correspond to realizable value. The ultimate realization of the value of a portfolio company depends to a great extent on economic, market and other conditions beyond K-PEC’s control and the control of KKR Manager. Rapidly changing market conditions or material events may not be immediately reflected in K-PEC’s NAV. Because the price unitholders will pay for units in K-PEC’s private offering, and the price at which such units may be repurchased under the share repurchase plan by K-PEC, are based on the transactional NAV, unitholders, such as the fund, may pay more than realizable value or receive less than realizable value for their investment. Valuing K-PEC's portfolio companies involves significant judgment, especially for those without market quotations, leading to potential discrepancies in fair value determinations. Market uncertainty and low transaction volumes further complicate accurate valuations. Changes in credit markets and interest rates can impact valuations, potentially negatively. Overstated NAVs can result in higher management fees and performance allocations, adversely affecting unitholders, such as the fund. Share prices for subscriptions or repurchases are based on the most recent NAV, which may not reflect current values, causing discrepancies that can adversely impact unitholders and K-PEC. Incorrect NAVs might lead to unnecessary or disadvantageous portfolio company disposals or excessive borrowing, negatively affecting remaining unitholders.

The methods K-PEC uses to calculate its monthly NAV, which is the basis for the offering price for its units offered and the investment value published in customer account statements for its unitholders, are not prescribed by the rules of the SEC or any other regulatory agency. Further, there are no accounting rules or standards that prescribe which components should be used in calculating monthly NAV, and K-PEC’s monthly NAV is not audited by its independent registered public accounting firm. Errors may occur in calculating K-PEC’s monthly NAV, which could impact the price at which K-PEC sells and repurchases its units, and could in turn impact the fund’s NAV. K-PEC’s board has adopted a NAV error correction policy, pursuant to which K-PEC may take certain actions to correct an error in its NAV calculation. Depending on the error's nature and size, K-PEC may be reimbursed for errors causing net losses, or K-PEC unitholders may receive additional repurchase or distribution proceeds, refunds for excess subscription payments, or additional units for errors causing net losses to them. Pursuant to the terms and limitations of the NAV error correction policy, there may be circumstances where an error is not corrected, which could result in net losses to K-PEC or to unitholders, such as the fund. Prospective K-PEC unitholders, including the fund, will not know the NAV per share of their investment until after the investment has been accepted.

New Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New company risks – K-PEC and KKR Manager have limited operating history upon which prospective K-PEC unitholders can evaluate their performance. K-PEC unitholders should not draw conclusions from the prior experience of the KKR private equity team, as the past performance of KKR’s investment funds, vehicles, and accounts is not predictive of K-PEC’s performance. K-PEC’s acquisitions may differ from previous investments made by KKR. KKR has not previously sponsored or managed an operating company similar to K-PEC. K-PEC is subject to the business risks and uncertainties associated with any new company, including the risk of not achieving its business objectives and a potential decline in the value of its units.

KKR Manager cannot assure potential unitholders that it will be able to choose, make, and realize returns in any particular portfolio company. There is no assurance that K-PEC returns, if any, will be commensurate with the risks of owning and controlling the type of portfolio companies in which K-PEC expects to invest. There is no assurance that any K-PEC unitholder will receive any distribution from K-PEC or liquid assets with respect to the repurchase of its units. Therefore, purchasing K-PEC’s units should only be considered by persons who can afford a loss of their entire investment.

Limited Shareholder Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited shareholder liquidity risks – A purchase of K-PEC’s units requires a long-term commitment and should be viewed as an illiquid investment with no certainty of return. K-PEC’s investments in portfolio companies generally involve longer holding periods and are less liquid than traditional equity holdings. There is no established market for K-PEC’s units, making it difficult for K-PEC unitholders, such as the fund, to realize their investment or ascertain market value. Units are subject to resale restrictions under securities laws, and repurchases by K-PEC will likely be the only disposal method for K-PEC unitholders. It is uncertain when profits, if any, will be realized, and operating expenses may exceed income, requiring payment from K-PEC’s assets. Share repurchase requests depend on KKR Manager's determination of liquidity, which may cause delays. K-PEC intends to own portfolio companies long-term through Joint Ventures, with limited potential buyers and sellers, which may affect purchase availability and the ability to sell at fair value. Illiquidity could result from legal or contractual resale restrictions, and a portfolio company’s realizable value may be less than its intrinsic value. Exiting portfolio companies depends on equity market strength, liquidity, and IPO market conditions, with strategic sales affected by financing availability and market volatility. K-PEC’s units are suitable only for sophisticated investors willing to accept risks and lack of liquidity. Publicly traded securities holdings are subject to economic, political, interest rate, and other risks, with potential contractual or other sale limitations preventing K-PEC from taking advantage of favorable market prices.

Share Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Share repurchase risks – K-PEC is designed for long-term investors, and its units should be considered illiquid. K-PEC unitholders, such as the fund, must be prepared to hold units indefinitely, as they may not be able to sell them at all or at a favorable price. K-PEC may repurchase fewer units than requested, subject to caps, and K-PEC’s board may modify or suspend the share repurchase plan if it deems doing so is in the best interest of K-PEC and its unitholders. A quarterly share repurchase plan allows unitholders to request repurchases, but repurchases are limited to 5% of the aggregate NAV per quarter. Excess units may be repurchased at a discount, but there is no guarantee of additional liquidity. K-PEC’s board can make exceptions, modify, or suspend the plan. If the full amount of requested units is not repurchased, funds will be allocated pro rata. Most of K-PEC's assets are illiquid portfolio companies, so sufficient liquid cash may not always be available for repurchases. Repurchases may require borrowing or asset sales, increasing risks and expenses. If repurchase requests burden liquidity or operations, K-PEC may choose to repurchase fewer units or none at all. If K-PEC’s board suspends the share repurchase, the board must consider quarterly whether to continue any suspension of the repurchase plan.

Economic events may lead unitholders -to request repurchases of their units, adversely affecting K-PEC's cash flows, operations, and financial condition. Unitholders might seek to sell units during adverse economic conditions, impacting asset performance. Satisfying repurchase requests could strain cash flow, limit future repurchases, hinder new acquisitions, or force asset sales at unfavorable times, negatively affecting operations and financial health. K-PEC may also require unitholders to have their units repurchased at any time, with 10 days' notice, if deemed in K-PEC's best interest. Such mandatory repurchases are not subject to repurchase limits or early repurchase fees unless otherwise determined by K-PEC.

Payment Of Management Fee Or Performance Participation Allocation In Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment of the management fee or performance participation allocation in shares – At KKR Manager’s election, K-PEC will pay KKR Manager all or a portion of its management fee in Class F units instead of paying KKR Manager an equivalent amount of such management fee in cash, which will dilute the interests of investor units issued by K-PEC. In addition, K-PEC may pay KKR all or a portion of its performance participation allocation in Class F units instead of paying KKR an equivalent amount of such performance participation allocation in cash, which will similarly dilute the interests of investor units issued by K-PEC.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate bonds risks – K-PEC may invest in corporate bonds consisting of a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities and may hold corporate bonds that are below investment grade quality. Corporate bonds rated below investment grade quality (that is, rated below “BBB-” by Standard & Poor’s Corporation or Fitch Ratings, Inc., below “Baa3” by Moody’s Investors Service, Inc. or comparably rated by another nationally recognized statistical rating organization) are commonly referred to as “high yield” securities or “junk bonds.” Corporate bonds rated below investment grade quality are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Corporate bonds rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad.

If K-PEC holds a significant portion of its assets in one market segment, it will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in such segment of the corporate bond market.

Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans risks – The prices of, and the income generated by, loans and other similar forms of debt held by K-PEC may be affected by factors such as the interest rates, maturities and credit quality of these securities. Loans and similar debt instruments may not be securities, but could represent a specific commercial loan to a borrower.

When purchasing indebtedness and loan participations, K-PEC is subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Where K-PEC invests as a sub-participant in syndicated debt, it could be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, K-PEC will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower. There could be less readily available and reliable information about most bank loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Exchange Act.

In general, the secondary trading market for bank loans is not fully developed. No active trading market may exist for certain senior secured loans, which could make it difficult to value them.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender liability risks – A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, K-PEC will, from time to time, be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” As a result, K-PEC could be subject to claims from creditors of an obligor that its interests in debt issued by such obligor should be equitably subordinated.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible securities risks – K-PEC may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities have unique characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. If a convertible security held by K-PEC is called for redemption, K-PEC will be required to permit the issuer to redeem the security, convert the security into the underlying common stock or sell the security to a third party. Any of these actions could have an adverse effect on K-PEC’s ability to achieve its investment objective.

Commercial Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial mortgage-backed securities risks – Commercial mortgage-backed securities (“CMBS”) are subject to particular risks, including a lack of standardized terms, shorter maturities than residential mortgage loans and the payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In the event that KKR Manager overestimates the pool level losses relative to the price K-PEC pays for a particular CMBS, K-PEC may experience losses with respect to such CMBS. Periods of market volatility could impact the valuations of K-PEC’s assets and impair its ability to sell such CMBS if it were required to liquidate all or a portion of its CMBS quickly.

Residential Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential mortgage-backed securities risks – K-PEC’s potential holdings of residential mortgage-backed securities (“RMBS”) are subject to risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie K-PEC’s potential holdings of RMBS and the exhaustion of any underlying or additional credit support, K-PEC may not realize its anticipated return and may incur a loss.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-backed securities risks – Asset-backed securities, including holdings of pass-through certificates, securitization vehicles or other special purpose entities, may be more sensitive to changes in prevailing interest rates than other securities and prepayment on the underlying assets may have the effect of lowering their return. The asset-backed securities K-PEC may hold are also subject to risks associated with their structure and the nature of the underlying assets and the servicing of those assets, including default risk, recovery on collateral, cash flows and the tranche in which the holder has an interest. Many asset-backed securities K-PEC may hold may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying exposure to changes in the value of the underlying assets and may also result in increased volatility in K-PEC’s NAV. The value of an investment in K-PEC’s units may be more volatile and other risks tend to be compounded if and to the extent that K-PEC is exposed to asset-backed securities.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized debt obligations risks – K-PEC may hold collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”) and other similarly structured securities. The risks of holding a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument K-PEC holds. These instruments may carry risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the possibility that holdings of CBOs, CLOs and other CDOs are subordinate to other classes or tranches thereof; and (iv) the possibility that the complex structure of the security may not be fully understood at the time of acquisition and may produce disputes with the issuer or unexpected results.

K- PEC Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

K-PEC tax risks – K-PEC’s ability to make distributions depends on it receiving sufficient cash distributions from its underlying Operating Subsidiaries, and K-PEC cannot assure its unitholders that it will be able to make cash distributions to them in amounts that are sufficient to fund their tax liabilities. If K-PEC or its portfolio companies expected to be treated as a partnership for U.S. federal income tax purposes were to be treated as a corporation for U.S. federal income tax purposes, the value of the fund’s investment in K-PEC might be adversely affected. In order for K-PEC to be treated as a partnership for U.S. federal income tax purposes, under present law, 90% or more of K-PEC’s gross income for every taxable year must consist of “qualifying income,” as defined in Section 7704 of the Code, and K-PEC must not be required to register as an investment company under the 1940 Act and related rules. Changes in tax laws related to partnerships and the “qualifying income” exception under the “publicly traded partnership” provisions under Section 7704 of the Code may have a material adverse effect on K-PEC’s qualification as a partnership for U.S. federal income tax purposes.

K-PEC’s structure involves complex provisions of U.S. federal income tax law for which no clear precedent or authority may be available. The tax characterization of K-PEC’s structure is also subject to potential legislative, judicial, or administrative change and differing interpretations, possibly on a retroactive basis.

To meet U.S. federal income tax and other objectives, K-PEC and its portfolio companies may invest through U.S. and non-U.S. subsidiaries that are treated as corporations for U.S. federal income tax purposes, and such subsidiaries may be subject to corporate income tax or be classified as passive foreign investment companies or controlled foreign corporations. Tax-exempt organizations may face certain adverse U.S. tax consequences from owning units if K-PEC generates unrelated taxable business income.

K-PEC’s delivery of required tax information for a taxable year may be subject to delay, which could require a unitholder who is a U.S. taxpayer to request an extension of the due date for such unitholder’s income tax return. In addition, the U.S. Internal Revenue Service (the “IRS”) may not agree with certain assumptions and conventions that K-PEC uses in order to comply with applicable U.S. federal income tax laws or that K-PEC uses to report income, gain, loss, deduction, and credit to unitholders. If the IRS makes an audit adjustment to K-PEC’s income tax returns, it may assess and collect any taxes (including penalties and interest) resulting from such audit adjustment directly from K-PEC, in which case cash available for distribution to unitholders might be substantially reduced. Under the Foreign Account Tax Compliance Act of 2010, certain payments made by K-PEC may be subject to a 30% federal withholding tax, unless certain requirements are met. If K-PEC is required to register as an investment company under the 1940 Act, it would likely be treated as a publicly traded partnership that is subject to corporate income taxes.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation risks – Valuations of portfolio companies underlying the fund’s co-investments are estimates of fair value and may not necessarily correspond to realizable value. The fair value of all portfolio companies will ordinarily be based on the determination of KKR in accordance with applicable valuation policies and procedures. The valuation methodologies used to value portfolio companies will involve subjective judgments and projections. In certain circumstances, the valuation of a portfolio company may not reflect the price at which the portfolio company is ultimately sold, and the difference between the valuation and the ultimate sale price could be material. The ultimate realization of the value of a portfolio company depends to a great extent on economic, market and other conditions beyond the control of the fund, its investment adviser or KKR. Valuation methodologies may permit reliance on a prior period valuation of particular portfolio companies. The valuation of the portfolio companies underlying the fund’s co-investments will, in certain circumstances, affect the ability of KKR to form and attract capital to KKR Vehicles. As a result, there may be circumstances in which KKR is incentivized to make more speculative acquisitions of portfolio companies, seek to deploy capital in portfolio companies at an accelerated pace, hold portfolio companies longer and/or to determine valuations that are higher than the actual fair value of portfolio companies. In particular, given that the fees for co-investments will be dependent on the valuation of illiquid assets, which will be determined by KKR, KKR could be incentivized to value the assets higher than if the fees were not based on the valuation of such assets. The foregoing conflicts arising from valuation matters will not necessarily be resolved in favor of the fund, and fund shareholders may not be entitled to receive notice or disclosure of the occurrence of these conflicts.

Structural Risks Of Co Investments Allocations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structural risks of co-investments; allocations – The fund expects to invest in each co-investment opportunity alongside K-PEC, and possibly other KKR Vehicles that pursue private equity strategies, through a limited partnership formed in furtherance of such co-investment (the “Vehicle”). As a limited partner, the fund will have limited or no control over the management, operations, or investment decisions of the Vehicle, and KKR or its affiliates, acting as the general partner or manager, will exercise sole discretion over the investment decisions of the Vehicle, including the selection, structuring, and disposition of the underlying portfolio company. This may expose the fund to decisions that do not necessarily align with the fund’s investment objective or strategies. In addition, while KKR will generally seek to ensure that K-PEC, any other KKR Vehicles and Co-Investors participate in any co-investment and any related transactions on comparable economic terms to the extent practicable, and subject to legal, tax and regulatory considerations, co-invest opportunities may not be allocated pro rata among Co-Investors and the fund could participate in such transactions on different and potentially less favorable economic terms than such parties.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest rate risks – K-PEC has acquired, and may in the future acquire, portfolio companies that may be exposed to interest rate risk. Market interest rates can be influenced by factors such as inflation, economic growth or recession, unemployment, money supply, governmental monetary policies, and international instability. Unexpected movements in interest rates can adversely affect K-PEC’s portfolio companies, as well as the broader economy. K-PEC may experience imbalances in the interest rate sensitivities of its assets and liabilities, which could negatively impact its performance. While K-PEC may seek to hedge interest rate risk, ongoing regulatory changes surrounding over-the-counter (“OTC”) derivatives could limit its ability to do so effectively.

Portfolio companies often carry significant levels of debt, making them more susceptible to interest rate fluctuations. The structure and nature of the debt, including the type of facilities, maturity profile, fixed versus variable rates, and covenants, are crucial in assessing interest rate risk. Consequently, interest rate changes could have a more significant impact on K-PEC's portfolio companies than on the broader economy, potentially affecting K-PEC’s returns more substantially.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 South Hope Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071-1406
Contact Personnel Name	Michael R. Tom, Secretary
Share Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[1]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.30%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.42%	[3]
Total Annual Expenses [Percent]	1.21%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	1.05%
Expense Example, Year 01	$ 68
Expense Example, Years 1 to 3	92
Expense Example, Years 1 to 5	119
Expense Example, Years 1 to 10	$ 194
Share Class A-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[8]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.55%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.45%	[3]
Total Annual Expenses [Percent]	1.49%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	1.33%
Expense Example, Year 01	$ 48
Expense Example, Years 1 to 3	79
Expense Example, Years 1 to 5	112
Expense Example, Years 1 to 10	$ 205
Share Class A-3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.45%	[3]
Total Annual Expenses [Percent]	1.69%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	1.53%
Expense Example, Year 01	$ 16
Expense Example, Years 1 to 3	52
Expense Example, Years 1 to 5	90
Expense Example, Years 1 to 10	$ 198
Share Class F-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.43%	[3]
Total Annual Expenses [Percent]	0.92%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	0.76%
Expense Example, Year 01	$ 8
Expense Example, Years 1 to 3	28
Expense Example, Years 1 to 5	49
Expense Example, Years 1 to 10	$ 112
Share Class F-3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.30%	[3]
Total Annual Expenses [Percent]	0.79%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	0.63%
Expense Example, Year 01	$ 6
Expense Example, Years 1 to 3	24
Expense Example, Years 1 to 5	42
Expense Example, Years 1 to 10	$ 96
Share Class R-6 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.35%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.14%	[2],[3],[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.30%	[3]
Total Annual Expenses [Percent]	0.79%	[2]
Waivers and Reimbursements of Fees [Percent]	0.16%	[6],[7]
Net Expense over Assets [Percent]	0.63%
Expense Example, Year 01	$ 6
Expense Example, Years 1 to 3	24
Expense Example, Years 1 to 5	42
Expense Example, Years 1 to 10	$ 96

[1]	Investments in Class A shares of $1,000,000 or more will be subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are repurchased within 18 months of purchase.
[2]	Amount shown does not include the fees and expenses of K-PEC in which the fund invests. K-PEC is a holding company that seeks to acquire, own and control portfolio companies. For investments in K-PEC's Class I units in which the fund invests, K-PEC charges an annual management fee of 1.25% of net assets, performance participation allocations in an amount equal to 15% of net profits, subject to a 5% hurdle, as well as other operating expenses. Based on recent K-PEC filings, which are publicly available on the SEC's EDGAR website, the investment adviser estimates K-PEC's operating expenses for the current fiscal year of the fund to be 0.35-0.45% of K-PEC's net assets, excluding the management fee and performance participation allocations. These fees and expenses will reduce the net realized returns of the fund’s investments in K-PEC, and the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees and expenses. Performance participation allocations associated with the fund’s investments in K-PEC and their impact on fund returns will vary over time.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Includes estimated fees and expenses of co-investments sourced by KKR in which the fund invests. Such fees and expenses include a fixed fee of 1.25% of net assets and other operating expenses relating to the fund’s co-investments. The amount shown does not include any carried interest that is calculated upon the realization and/or distribution of gains as such fees for a particular period may be unrelated to the cost of investing in such co-investments. Carried interest is paid for each co-investment upon the realization and/or distribution of gains, in an amount equal to 15% of net profits, subject to a 5% hurdle. When carried interest is accrued, the fund’s net realized returns will be lower than they otherwise would have been in the absence of such fees. Carried interest associated with the fund’s co-investments and its impact on fund returns will vary over time.
[5]	Includes the fees charged by one or more affiliated registered investment companies in which the fund invests.
[6]	The investment adviser has agreed to reimburse the fund to the extent that the fund’s offering and operating expenses, calculated and reimbursed on a class-by-class basis and exclusive of (i) the advisory fee and administrative services fee; (ii) distribution or shareholder servicing fees and expenses (whether paid pursuant to a Rule 12b-1 plan or otherwise); (iii) transfer agency (including any sub-transfer agency or recordkeeping) fees; (iv) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and legal costs, as well as portfolio transaction and other investment-related costs when incurred with respect to investments that are not consummated); (v) interest expense and other financing costs (including, to avoid doubt, any costs associated with the fund's issuance, offering, redemption and maintenance of commercial paper, preferred securities or other instruments for the purpose of incurring leverage); (vi) taxes; (vii) acquired fund fees and expenses and any other fees and/or expenses of the underlying funds in which the fund invests; (viii) litigation (including potential litigation) and indemnification expenses; (ix) judgments; and (x) extraordinary expenses (as determined in the discretion of the investment adviser) (the fund’s offering and operating expenses subject to such exclusions, the “Specified Expenses”), exceed 0.12% of the average daily net assets of such class (the “Expense Limit”). The investment adviser (and not the fund) has agreed to bear the organizational and initial offering expenses incurred with respect to the fund. If, in any month in which this agreement to reimburse is in effect, the estimated annualized Specified Expenses for that month are less than the Expense Limit, the investment adviser is entitled to reimbursement by the fund of any portion of the amounts they waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, but only to the extent that the fund's estimated annualized Specified Expenses in respect of a share class are less than, for such month, the lower of the Expense Limit or any other expense limitation rate then in effect with respect to the share class, and provided that such amount paid to the investment adviser will not, in any event, exceed the total Reimbursement Amount or include any amounts previously reimbursed to the investment adviser. The Reimbursement Amount for a class of shares will not cause applicable fund expenses in respect of that class to exceed the Expense Limit either (i) at the time of the reimbursement or (ii) at the time of the recapture. This agreement to reimburse will be in effect for one year from the initial effective date of this registration statement. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Only the board of the fund may terminate this agreement to reimburse prior to the expiration of its term upon written notice to the investment adviser.
[7]	The investment adviser has agreed to waive its advisory fee in an amount equal to the advisory fees and other operating expenses paid by the fund in respect of fund assets invested in an affiliated fund. This waiver will be in effect for one year from the initial effective date of this registration statement. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time. Only the board of the fund may terminate this waiver prior to the expiration of its term upon written notice to the investment adviser.
[8]	Investments in Class A-2 shares of $750,000 or more will be subject to a 2.00% contingent deferred sales charge ("CDSC") if the shares are repurchased within 12 months of purchase.
[9]	While neither the fund nor the distributor imposes an initial sales charge, if you buy the shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information.